UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-10067

Eaton Vance Variable Trust

(Exact Name of Registrant as Specified in Charter)

One Post Office Square, Boston, Massachusetts 02109

(Address of Principal Executive Offices)

Deidre E. Walsh

One Post Office Square, Boston, Massachusetts 02109

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

December 31

Date of Fiscal Year End

June 30, 2024

Date of Reporting Period

Item 1. Reports to Stockholders

(a)

Eaton Vance VT Floating-Rate Income Fund

ADV Class VTFLA

Semi-Annual Shareholder Report June 30, 2024

This semi-annual shareholder report contains important information about the Eaton Vance VT Floating-Rate Income Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?Footnote Reference1

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ADV Class	$48	0.95%
Footnote	Description
Footnote[1]	Does not reflect expenses and charges that are, or may be, imposed under the variable annuity contract or variable life insurance separate account or qualified pension or retirement plan through which your investment in the Fund is made.

Key Fund Statistics

Total Net Assets	$573,673,246
# of Portfolio Holdings	507
Portfolio Turnover Rate	16%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

Senior Floating-Rate Loans
86.7%
Corporate Bonds
7.0%
Asset-Backed Securities
3.1%
Short-Term Investments
1.9%
Other†
1.3%

Value	Value
OtherFootnote Reference†	1.3%
Short-Term Investments	1.9%
Asset-Backed Securities	3.1%
Corporate Bonds	7.0%
Senior Floating-Rate Loans	86.7%
Footnote	Description
Footnote†	Investment types less than 1% each

Credit Quality (% of total investments)Footnote Reference*

BBB
6.1%
BB
23.9%
B
60.5%
CCC or Lower
3.3%
Not Rated
6.2%

Value	Value
Not Rated	6.2%
CCC or Lower	3.3%
B	60.5%
BB	23.9%
BBB	6.1%
Footnote	Description
Footnote*	Excludes Short-Term investments and Equities. Ratings are categorized using S&P Global Ratings (“S&P”), with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by S&P.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2024

VTFLA-TSR-SAR

Eaton Vance VT Floating-Rate Income Fund

Initial Class VTFLR

Semi-Annual Shareholder Report June 30, 2024

This semi-annual shareholder report contains important information about the Eaton Vance VT Floating-Rate Income Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?Footnote Reference1

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$61	1.20%
Footnote	Description
Footnote[1]	Does not reflect expenses and charges that are, or may be, imposed under the variable annuity contract or variable life insurance separate account or qualified pension or retirement plan through which your investment in the Fund is made.

Key Fund Statistics

Total Net Assets	$573,673,246
# of Portfolio Holdings	507
Portfolio Turnover Rate	16%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	1.3%
Short-Term Investments	1.9%
Asset-Backed Securities	3.1%
Corporate Bonds	7.0%
Senior Floating-Rate Loans	86.7%
Footnote	Description
Footnote†	Investment types less than 1% each

Credit Quality (% of total investments)Footnote Reference*

Value	Value
Not Rated	6.2%
CCC or Lower	3.3%
B	60.5%
BB	23.9%
BBB	6.1%
Footnote	Description
Footnote*	Excludes Short-Term investments and Equities. Ratings are categorized using S&P Global Ratings (“S&P”), with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by S&P.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2024

VTFLR-TSR-SAR

Eaton Vance VT Floating-Rate Income Fund

Institutional Class VTFLI

Semi-Annual Shareholder Report June 30, 2024

This semi-annual shareholder report contains important information about the Eaton Vance VT Floating-Rate Income Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?Footnote Reference1

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$35	0.70%
Footnote	Description
Footnote[1]	Does not reflect expenses and charges that are, or may be, imposed under the variable annuity contract or variable life insurance separate account or qualified pension or retirement plan through which your investment in the Fund is made.

Key Fund Statistics

Total Net Assets	$573,673,246
# of Portfolio Holdings	507
Portfolio Turnover Rate	16%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	1.3%
Short-Term Investments	1.9%
Asset-Backed Securities	3.1%
Corporate Bonds	7.0%
Senior Floating-Rate Loans	86.7%
Footnote	Description
Footnote†	Investment types less than 1% each

Credit Quality (% of total investments)Footnote Reference*

Value	Value
Not Rated	6.2%
CCC or Lower	3.3%
B	60.5%
BB	23.9%
BBB	6.1%
Footnote	Description
Footnote*	Excludes Short-Term investments and Equities. Ratings are categorized using S&P Global Ratings (“S&P”), with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by S&P.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2024

VTFLI-TSR-SAR

(b)	Not applicable.

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

Eaton Vance
VT Floating-Rate Income Fund
Semi-Annual Financial Statements and Additional Information
June 30, 2024

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the prospectus and/or statement of additional information, which can be obtained by calling 1-800-262-1122 or from a financial intermediary. Prospective investors should read the prospectus carefully before investing.

Semi-Annual Financial Statements and Additional Information June 30, 2024
Eaton Vance
VT Floating-Rate Income Fund

Eaton Vance
VT Floating-Rate Income Fund
June 30, 2024
Portfolio of Investments (Unaudited)

Asset-Backed Securities — 3.0%
Security	Principal Amount (000's omitted)	Value
Benefit Street Partners CLO XXV Ltd., Series 2021-25A, Class E, 12.44%, (3 mo. SOFR + 7.112%), 1/15/35(1)(2)	$1,000	$ 1,003,770
BlueMountain CLO XXIV Ltd., Series 2019-24A, Class ER, 12.426%, (3 mo. SOFR + 7.102%), 4/20/34(1)(2)	1,000	978,075
BlueMountain CLO XXXIV Ltd., Series 2022-34A, Class E, 12.875%, (3 mo. SOFR + 7.55%), 4/20/35(1)(2)	1,000	999,652
Halseypoint CLO 5 Ltd., Series 2021-5A, Class E, 12.531%, (3 mo. SOFR + 7.202%), 1/30/35(1)(2)	1,000	989,929
Neuberger Berman Loan Advisers CLO 49 Ltd., Series 2022-49A, Class E, 12.324%, (3 mo. SOFR + 7.00%), 7/25/34(1)(2)	1,000	1,008,762
OCP CLO Ltd.:
Series 2022-24A, Class D, 9.125%, (3 mo. SOFR + 3.80%), 7/20/35(1)(2)	1,000	1,003,061
Series 2022-24A, Class E, 12.745%, (3 mo. SOFR + 7.42%), 7/20/35(1)(2)	2,000	2,008,020
Palmer Square CLO Ltd., Series 2015-1A, Class DR4, 12.087%, (3 mo. SOFR + 6.762%), 5/21/34(1)(2)	1,000	1,003,734
RAD CLO 5 Ltd., Series 2019-5A, Class E, 12.285%, (3 mo. SOFR + 6.962%), 7/24/32(1)(2)	2,000	2,014,412
RAD CLO 11 Ltd., Series 2021-11A, Class E, 11.84%, (3 mo. SOFR + 6.512%), 4/15/34(1)(2)	2,000	2,012,962
Wellfleet CLO Ltd.:
Series 2022-1A, Class D, 9.469%, (3 mo. SOFR + 4.14%), 4/15/34(1)(2)	1,000	992,825
Series 2022-1A, Class E, 13.189%, (3 mo. SOFR + 7.86%), 4/15/34(1)(2)	3,000	2,988,750
Series 2022-2A, Class E, 13.887%, (3 mo. SOFR + 8.56%), 10/18/35(1)(2)	500	510,226
Total Asset-Backed Securities (identified cost $17,358,131)		$ 17,514,178

Common Stocks — 0.7%
Security	Shares	Value
Aerospace and Defense — 0.0%
IAP Worldwide Services LLC(3)(4)(5)	24	$ 0
		$ 0
Commercial Services & Supplies — 0.1%
Monitronics International, Inc.(4)(5)	13,507	$ 283,647
Phoenix Services International LLC(4)(5)	12,664	62,528
Phoenix Services International LLC(4)(5)	1,156	5,708
		$ 351,883
Security	Shares	Value
Containers and Glass Products — 0.0%(6)
LG Parent Holding Co.(4)(5)	33,758	$ 168,790
		$ 168,790
Electronics/Electrical — 0.0%(6)
Skillsoft Corp.(4)	3,342	$ 46,220
		$ 46,220
Entertainment — 0.1%
New Cineworld Ltd.(4)(5)	13,408	$ 234,222
		$ 234,222
Health Care — 0.1%
Akorn Holding Co. LLC(3)(4)(5)	58,449	$ 0
Envision Parent, Inc.(4)	58,278	586,422
		$ 586,422
Household Durables — 0.1%
Serta Simmons Bedding, Inc.(4)(5)	87,691	$ 635,760
Serta SSB Equipment Co.(3)(4)(5)	87,691	0
		$ 635,760
Investment Companies — 0.0%(6)
Aegletes BV(4)(5)	7,165	$ 15,548
		$ 15,548
Nonferrous Metals/Minerals — 0.1%
ACNR Holdings, Inc., Class A(4)(5)	7,882	$ 654,206
		$ 654,206
Oil and Gas — 0.0%
AFG Holdings, Inc.(3)(4)(5)	17,136	$ 0
		$ 0
Pharmaceuticals — 0.2%
Covis Midco 1 SARL, Class A(4)(5)	531	$ 270
Covis Midco 1 SARL, Class B(4)(5)	531	271
Covis Midco 1 SARL, Class C(4)(5)	531	271
Covis Midco 1 SARL, Class D(4)(5)	531	271
Covis Midco 1 SARL, Class E(4)(5)	531	271
Mallinckrodt International Finance SA(4)(5)	23,499	1,268,946
		$ 1,270,300
Retailers (Except Food and Drug) — 0.0%
Phillips Feed Service, Inc.(3)(4)(5)	285	$ 0
		$ 0

See Notes to Financial Statements.

Eaton Vance
VT Floating-Rate Income Fund
June 30, 2024
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Telecommunications — 0.0%
GEE Acquisition Holdings Corp.(3)(4)(5)	13,555	$ 0
		$ 0
Total Common Stocks (identified cost $6,030,019)		$ 3,963,351

Corporate Bonds — 6.9%
Security	Principal Amount (000's omitted)	Value
Aerospace and Defense — 0.1%
TransDigm, Inc., 6.875%, 12/15/30(1)	$500	$ 510,847
		$ 510,847
Air Transport — 0.4%
American Airlines, Inc./AAdvantage Loyalty IP Ltd.:
5.50%, 4/20/26(1)	$850	$ 843,230
5.75%, 4/20/29(1)	950	925,114
United Airlines, Inc.:
4.375%, 4/15/26(1)	325	314,329
4.625%, 4/15/29(1)	325	302,941
		$ 2,385,614
Automotive — 0.1%
Adient Global Holdings Ltd., 7.00%, 4/15/28(1)	$175	$ 179,272
Clarios Global LP/Clarios U.S. Finance Co.:
6.25%, 5/15/26(1)	293	292,935
6.75%, 5/15/25(1)	180	180,106
		$ 652,313
Building and Development — 0.1%
MITER Brands Acquisition Holdco, Inc./MIWD Borrower LLC, 6.75%, 4/1/32(1)	$425	$ 428,288
		$ 428,288
Business Equipment and Services — 0.4%
Allied Universal Holdco LLC/Allied Universal Finance Corp., 6.625%, 7/15/26(1)	$19	$ 18,960
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL:
4.625%, 6/1/28(1)	1,300	1,185,802
4.625%, 6/1/28(1)	1,200	1,095,929
		$ 2,300,691
Security	Principal Amount (000's omitted)	Value
Chemicals — 0.2%
Olympus Water U.S. Holding Corp., 4.25%, 10/1/28(1)	$975	$ 888,148
		$ 888,148
Commercial Services — 0.4%
Garda World Security Corp., 4.625%, 2/15/27(1)	$700	$ 669,760
Neptune Bidco U.S., Inc., 9.29%, 4/15/29(1)	900	864,648
Wand NewCo 3, Inc., 7.625%, 1/30/32(1)	800	826,910
		$ 2,361,318
Containers & Packaging — 0.2%
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer LLC:
4.00%, 10/15/27(1)	$450	$ 421,906
4.375%, 10/15/28(1)	625	584,150
		$ 1,006,056
Diversified Financial Services — 0.2%
AG Issuer LLC, 6.25%, 3/1/28(1)	$350	$ 342,685
AG TTMT Escrow Issuer LLC, 8.625%, 9/30/27(1)	175	181,615
Aretec Group, Inc., 10.00%, 8/15/30(1)	400	435,535
		$ 959,835
Diversified Telecommunication Services — 0.6%
Altice France SA:
5.125%, 1/15/29(1)	$100	$ 65,356
5.125%, 7/15/29(1)	3,175	2,092,852
5.50%, 1/15/28(1)	400	274,409
Level 3 Financing, Inc., 10.75%, 12/15/30(1)	1,225	1,228,062
		$ 3,660,679
Drugs — 0.1%
Jazz Securities DAC, 4.375%, 1/15/29(1)	$650	$ 604,002
		$ 604,002
Ecological Services and Equipment — 0.2%
GFL Environmental, Inc., 5.125%, 12/15/26(1)	$1,000	$ 991,225
		$ 991,225
Electronics/Electrical — 0.2%
Imola Merger Corp., 4.75%, 5/15/29(1)	$1,325	$ 1,239,758
		$ 1,239,758

See Notes to Financial Statements.

Eaton Vance
VT Floating-Rate Income Fund
June 30, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Engineering & Construction — 0.0%(6)
Artera Services LLC, 8.50%, 2/15/31(1)	$125	$ 128,782
		$ 128,782
Entertainment — 0.0%(6)
Six Flags Theme Parks, Inc., 7.00%, 7/1/25(1)	$55	$ 55,305
		$ 55,305
Health Care — 0.5%
Medline Borrower LP, 3.875%, 4/1/29(1)	$1,725	$ 1,589,872
Tenet Healthcare Corp., 4.25%, 6/1/29	1,675	1,561,232
		$ 3,151,104
Hotels, Restaurants & Leisure — 0.5%
Caesars Entertainment, Inc., 6.50%, 2/15/32(1)	$400	$ 402,223
Carnival Corp., 4.00%, 8/1/28(1)	2,450	2,302,370
		$ 2,704,593
Household Products — 0.0%(6)
Kronos Acquisition Holdings, Inc./KIK Custom Products, Inc., 5.00%, 12/31/26(1)	$190	$ 194,572
		$ 194,572
Insurance — 0.6%
AmWINS Group, Inc., 6.375%, 2/15/29(1)	$600	$ 602,011
Panther Escrow Issuer LLC, 7.125%, 6/1/31(1)	2,775	2,808,866
		$ 3,410,877
Internet Software & Services — 0.2%
Central Parent, Inc./CDK Global, Inc., 7.25%, 6/15/29(1)	$875	$ 871,359
		$ 871,359
Leisure Goods/Activities/Movies — 0.1%
Lindblad Expeditions LLC, 6.75%, 2/15/27(1)	$225	$ 222,356
NCL Corp. Ltd., 5.875%, 2/15/27(1)	625	617,313
		$ 839,669
Machinery — 0.2%
Madison IAQ LLC, 4.125%, 6/30/28(1)	$650	$ 606,764
TK Elevator U.S. Newco, Inc., 5.25%, 7/15/27(1)	350	339,672
		$ 946,436
Security	Principal Amount (000's omitted)	Value
Media — 0.1%
iHeartCommunications, Inc.:
4.75%, 1/15/28(1)	$200	$ 101,513
5.25%, 8/15/27(1)	150	79,791
6.375%, 5/1/26	47	36,508
Univision Communications, Inc., 4.50%, 5/1/29(1)	650	546,965
		$ 764,777
Oil, Gas & Consumable Fuels — 0.2%
CITGO Petroleum Corp., 7.00%, 6/15/25(1)	$1,025	$ 1,025,680
		$ 1,025,680
Professional Services — 0.1%
CoreLogic, Inc., 4.50%, 5/1/28(1)	$400	$ 363,417
		$ 363,417
Real Estate Investment Trusts (REITs) — 0.1%
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, 5.875%, 10/1/28(1)	$550	$ 542,495
		$ 542,495
Retail — 0.1%
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc., 4.625%, 1/15/29(1)	$630	$ 574,208
		$ 574,208
Software — 0.6%
Boxer Parent Co., Inc., 7.125%, 10/2/25(1)	$375	$ 376,270
Cloud Software Group, Inc.:
8.25%, 6/30/32(1)	1,520	1,550,204
9.00%, 9/30/29(1)	675	655,422
GoTo Group, Inc., 5.50%, 5/1/28(1)	169	133,781
UKG, Inc., 6.875%, 2/1/31(1)	800	810,592
		$ 3,526,269
Technology — 0.3%
Clarivate Science Holdings Corp., 3.875%, 7/1/28(1)	$825	$ 767,350
NCR Atleos Corp., 9.50%, 4/1/29(1)	675	730,118
		$ 1,497,468
Telecommunications — 0.1%
Vmed O2 U.K. Financing I PLC, 4.25%, 1/31/31(1)	$750	$ 623,574
		$ 623,574

See Notes to Financial Statements.

Eaton Vance
VT Floating-Rate Income Fund
June 30, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Utilities — 0.0%(6)
Calpine Corp., 4.50%, 2/15/28(1)	$250	$ 237,729
		$ 237,729
Total Corporate Bonds (identified cost $41,970,327)		$ 39,447,088

Exchange-Traded Funds — 0.6%
Security	Shares	Value
SPDR Blackstone Senior Loan ETF	76,000	$ 3,176,800
Total Exchange-Traded Funds (identified cost $3,501,320)		$ 3,176,800

Senior Floating-Rate Loans — 84.9%(7)
Borrower/Description	Principal Amount (000's omitted)	Value
Aerospace and Defense — 1.2%
Dynasty Acquisition Co., Inc.:
Term Loan, 8.844%, (SOFR + 3.50%), 8/24/28	$2,289	$ 2,300,523
Term Loan, 8.844%, (SOFR + 3.50%), 8/24/28	882	887,023
IAP Worldwide Services, Inc., Term Loan - Second Lien, 0.00%, 7/18/23(3)(8)	166	132,495
Novaria Holdings LLC, Term Loan, 9.694%, (SOFR + 4.25%), 6/6/31	200	201,500
TransDigm, Inc.:
Term Loan, 7.843%, (SOFR + 2.50%), 8/24/28	1,174	1,177,892
Term Loan, 8.085%, (SOFR + 2.75%), 3/22/30	2,204	2,211,010
		$ 6,910,443
Airlines — 0.6%
American Airlines, Inc., Term Loan, 10.336%, (SOFR + 4.75%), 4/20/28	$1,720	$ 1,778,587
Mileage Plus Holdings LLC, Term Loan, 10.744%, (SOFR + 5.25%), 6/21/27	1,515	1,547,857
		$ 3,326,444
Apparel & Luxury Goods — 0.8%
ABG Intermediate Holdings 2 LLC, Term Loan, 12/21/28(9)	$425	$ 425,399
Gloves Buyer, Inc., Term Loan, 9.345%, (SOFR + 4.00%), 12/29/27	2,047	2,039,595
Hanesbrands, Inc., Term Loan, 9.094%, (SOFR + 3.75%), 3/8/30	1,457	1,462,708
Borrower/Description	Principal Amount (000's omitted)	Value
Apparel & Luxury Goods (continued)
Touchdown Acquirer, Inc.:
Term Loan, 2.00%, 2/21/31(10)	$175	$ 176,057
Term Loan, 9.326%, (SOFR + 4.00%), 2/21/31	750	754,532
		$ 4,858,291
Auto Components — 1.7%
Adient U.S. LLC, Term Loan, 8.094%, (SOFR + 2.75%), 1/31/31	$783	$ 788,996
Autokiniton U.S. Holdings, Inc., Term Loan, 9.458%, (SOFR + 4.00%), 4/6/28	1,904	1,918,597
Clarios Global LP, Term Loan, 8.344%, (SOFR + 3.00%), 5/6/30	2,145	2,153,673
DexKo Global, Inc., Term Loan, 9.346%, (SOFR + 3.75%), 10/4/28	635	632,884
Garrett LX I SARL, Term Loan, 8.076%, (SOFR + 2.75%), 4/30/28	1,408	1,408,197
LSF12 Badger Bidco LLC, Term Loan, 11.345%, (SOFR + 6.00%), 8/30/30	299	298,500
LTI Holdings, Inc.:
Term Loan, 8.958%, (SOFR + 3.50%), 9/6/25	1,345	1,328,127
Term Loan, 10.208%, (SOFR + 4.75%), 7/24/26	508	504,185
RealTruck Group, Inc., Term Loan, 10.458%, (SOFR + 5.00%), 1/31/28	698	696,068
		$ 9,729,227
Automobiles — 0.5%
Bombardier Recreational Products, Inc., Term Loan, 8.094%, (SOFR + 2.75%), 1/22/31	$1,382	$ 1,383,621
MajorDrive Holdings IV LLC, Term Loan, 9.596%, (SOFR + 4.00%), 6/1/28	1,738	1,743,129
		$ 3,126,750
Beverages — 0.9%
Arterra Wines Canada, Inc., Term Loan, 9.096%, (SOFR + 3.50%), 11/24/27	$579	$ 537,384
City Brewing Co. LLC:
Term Loan, 9.09%, (SOFR + 3.50%), 4/5/28	563	516,211
Term Loan, 11.574%, (SOFR + 6.25%), 4/5/28	182	185,011
Term Loan - Second Lien, 10.59%, (SOFR + 5.26%), 9.09% cash, 1.50% PIK, 4/5/28	863	690,103
Triton Water Holdings, Inc., Term Loan, 8.846%, (SOFR + 3.25%), 3/31/28	3,275	3,279,336
		$ 5,208,045
Biotechnology — 0.6%
Alkermes, Inc., Term Loan, 7.832%, (SOFR + 2.50%), 3/12/26	$179	$ 179,305

See Notes to Financial Statements.

Eaton Vance
VT Floating-Rate Income Fund
June 30, 2024
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount (000's omitted)	Value
Biotechnology (continued)
Alltech, Inc., Term Loan, 9.458%, (SOFR + 4.00%), 10/13/28	$853	$ 850,992
Grifols Worldwide Operations USA, Inc., Term Loan, 7.444%, (SOFR + 2.00%), 11/15/27	2,317	2,283,231
		$ 3,313,528
Building Products — 1.4%
Cornerstone Building Brands, Inc., Term Loan, 8.679%, (SOFR + 3.25%), 4/12/28	$1,995	$ 1,950,672
CPG International, Inc., Term Loan, 7.944%, (SOFR + 2.50%), 4/28/29	884	887,290
LHS Borrower LLC, Term Loan, 10.194%, (SOFR + 4.75%), 2/16/29	848	804,647
MI Windows and Doors LLC, Term Loan, 8.844%, (SOFR + 3.50%), 3/28/31	1,775	1,788,313
Oscar AcquisitionCo LLC, Term Loan, 9.585%, (SOFR + 4.25%), 4/29/29	1,855	1,857,521
Standard Industries, Inc., Term Loan, 7.344%, (SOFR + 2.00%), 9/22/28	601	603,069
		$ 7,891,512
Capital Markets — 3.7%
Advisor Group, Inc., Term Loan, 9.344%, (SOFR + 4.00%), 8/17/28	$2,841	$ 2,852,850
Aretec Group, Inc., Term Loan, 9.344%, (SOFR + 4.00%), 8/9/30	2,471	2,483,915
Citco Funding LLC, Term Loan, 8.097%, (SOFR + 2.75%), 4/27/28	769	772,556
Edelman Financial Center LLC, Term Loan, 8.595%, (SOFR + 3.25%), 4/7/28	2,249	2,254,564
EIG Management Co. LLC, Term Loan, 10.329%, (SOFR + 5.00%), 5/17/29	425	421,813
FinCo I LLC, Term Loan, 8.33%, (SOFR + 3.00%), 6/27/29	1,238	1,242,485
Focus Financial Partners LLC:
Term Loan, 7.845%, (SOFR + 2.50%), 6/30/28	704	703,580
Term Loan, 8.094%, (SOFR + 2.75%), 6/30/28	3,080	3,080,764
Franklin Square Holdings LP, Term Loan, 7.594%, (SOFR + 2.25%), 4/25/31	1,000	1,001,250
HighTower Holdings LLC, Term Loan, 9.586%, (SOFR + 4.00%), 4/21/28	3,215	3,226,403
Kestra Advisor Services Holdings A, Inc., Term Loan, 9.344%, (SOFR + 4.00%), 3/22/31	650	653,250
LPL Holdings, Inc., Term Loan, 7.179%, (SOFR + 1.75%), 11/12/26	447	447,419
Borrower/Description	Principal Amount (000's omitted)	Value
Capital Markets (continued)
Mariner Wealth Advisors LLC, Term Loan, 8.335%, (SOFR + 3.00%), 8/18/28	$1,222	$ 1,223,342
Press Ganey Holdings, Inc., Term Loan, 8.844%, (SOFR + 3.50%), 4/30/31	650	650,406
		$ 21,014,597
Chemicals — 5.2%
Aruba Investments Holdings LLC, Term Loan, 9.444%, (SOFR + 4.00%), 11/24/27	$411	$ 408,290
Axalta Coating Systems U.S. Holdings, Inc., Term Loan, 7.335%, (SOFR + 2.00%), 12/20/29	1,237	1,241,419
Charter NEX U.S., Inc., Term Loan, 8.844%, (SOFR + 3.50%), 12/1/27	1,542	1,545,357
CPC Acquisition Corp., Term Loan, 9.346%, (SOFR + 3.75%), 12/29/27	1,217	1,020,082
Gemini HDPE LLC, Term Loan, 8.591%, (SOFR + 3.00%), 12/31/27	388	388,621
GEON Performance Solutions LLC, Term Loan, 9.846%, (SOFR + 4.25%), 8/18/28	884	890,902
Groupe Solmax, Inc., Term Loan, 10.283%, (SOFR + 4.75%), 5/29/28(11)	1,030	1,001,115
INEOS Enterprises Holdings U.S. Finco LLC, Term Loan, 9.197%, (SOFR + 3.75%), 7/8/30	1,072	1,064,940
INEOS Quattro Holdings U.K. Ltd.:
Term Loan, 9.194%, (SOFR + 3.75%), 3/14/30	396	394,515
Term Loan, 9.694%, (SOFR + 4.25%), 4/2/29	1,986	1,985,711
INEOS U.S. Finance LLC:
Term Loan, 8.597%, (SOFR + 3.25%), 2/18/30	3,227	3,218,466
Term Loan, 9.094%, (SOFR + 3.75%), 2/7/31	550	550,945
Kraton Corp., Term Loan, 8.693%, (SOFR + 3.25%), 3/15/29	1,361	1,356,368
Lonza Group AG, Term Loan, 9.36%, (SOFR + 3.93%), 7/3/28	1,157	1,123,949
Momentive Performance Materials, Inc., Term Loan, 9.844%, (SOFR + 4.50%), 3/29/28	2,515	2,504,514
Nouryon Finance BV:
Term Loan, 8.826%, (SOFR + 3.50%), 4/3/28	682	684,938
Term Loan, 8.829%, (SOFR + 3.50%), 4/3/28	620	622,949
Olympus Water U.S. Holding Corp., Term Loan, 9.097%, (SOFR + 3.50%), 6/20/31	2,589	2,596,268
Orion Engineered Carbons GmbH, Term Loan, 7.585%, (SOFR + 2.15%), 9/24/28	292	291,750
Rohm Holding GmbH, Term Loan, 10.837%, (SOFR + 5.50%), 1/31/29	553	529,268
SCUR-Alpha 1503 GmbH, Term Loan, 10.83%, (SOFR + 5.50%), 3/29/30	1,235	1,160,704
Trinseo Materials Operating SCA, Term Loan, 8.109%, (SOFR + 2.50%), 5/3/28	558	448,379

See Notes to Financial Statements.

Eaton Vance
VT Floating-Rate Income Fund
June 30, 2024
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount (000's omitted)	Value
Chemicals (continued)
Tronox Finance LLC:
Term Loan, 8.071%, (SOFR + 2.50%), 3/10/28(11)	$867	$ 869,910
Term Loan, 8.094%, (SOFR + 2.75%), 4/4/29	1,212	1,216,162
W.R. Grace & Co.-Conn., Term Loan, 8.594%, (SOFR + 3.25%), 9/22/28	2,803	2,820,644
		$ 29,936,166
Commercial Services & Supplies — 3.4%
Albion Financing 3 SARL:
Term Loan, 10.831%, (SOFR + 5.50%), 8/17/26	$272	$ 273,769
Term Loan, 10.836%, (SOFR + 5.25%), 8/17/26	1,539	1,547,024
Allied Universal Holdco LLC, Term Loan, 9.194%, (SOFR + 3.75%), 5/12/28	160	159,411
Asplundh Tree Expert LLC, Term Loan, 7.194%, (SOFR + 1.75%), 9/7/27	1,191	1,193,211
Belfor Holdings, Inc., Term Loan, 9.094%, (SOFR + 3.75%), 11/1/30	585	589,471
Covanta Holding Corp.:
Term Loan, 7.844%, (SOFR + 2.50%), 11/30/28	1,548	1,548,830
Term Loan, 7.844%, (SOFR + 2.50%), 11/30/28	119	118,688
Term Loan, 8.081%, (SOFR + 2.75%), 11/30/28	473	473,385
Term Loan, 8.081%, (SOFR + 2.75%), 11/30/28	26	25,863
EnergySolutions LLC, Term Loan, 9.094%, (SOFR + 3.75%), 9/20/30	1,195	1,204,423
Foundever Worldwide Corp., Term Loan, 9.208%, (SOFR + 3.75%), 8/28/28	1,872	1,449,177
Garda World Security Corp., Term Loan, 9.594%, (SOFR + 4.25%), 2/1/29	2,757	2,779,341
GFL Environmental, Inc.:
Term Loan, 7.826%, (SOFR + 2.50%), 5/31/27	1,997	2,002,624
Term Loan, 6/27/31(9)	925	922,687
Harsco Corp., Term Loan, 7.708%, (SOFR + 2.25%), 3/10/28	243	242,652
Heritage-Crystal Clean, Inc., Term Loan, 9.829%, (SOFR + 4.50%), 10/17/30	1,220	1,224,507
Monitronics International, Inc., Term Loan, 13.091%, (SOFR + 7.50%), 6/30/28	739	739,298
Phoenix Services International LLC, Term Loan, 11.444%, (SOFR + 6.10%), 6/30/28	155	149,052
Prime Security Services Borrower LLC, Term Loan, 10/13/30(9)	925	926,012
Tempo Acquisition LLC, Term Loan, 7.594%, (SOFR + 2.25%), 8/31/28	629	630,878
Borrower/Description	Principal Amount (000's omitted)	Value
Commercial Services & Supplies (continued)
TMF Group Holding BV, Term Loan, 9.306%, (SOFR + 4.00%), 5/3/28	$373	$ 374,757
TruGreen LP, Term Loan, 9.444%, (SOFR + 4.00%), 11/2/27	824	790,076
		$ 19,365,136
Communications Equipment — 0.2%
Ciena Corp., Term Loan, 7.339%, (SOFR + 2.00%), 10/24/30	$1,141	$ 1,146,642
		$ 1,146,642
Construction Materials — 0.9%
Quikrete Holdings, Inc.:
Term Loan, 7.594%, (SOFR + 2.25%), 3/19/29	$2,059	$ 2,062,717
Term Loan, 7.844%, (SOFR + 2.50%), 4/14/31	2,637	2,646,125
U.S. Silica Co., Term Loan, 9.344%, (SOFR + 4.00%), 3/25/30	323	324,950
		$ 5,033,792
Consumer Staples Distribution & Retail — 0.5%
Cardenas Markets, Inc., Term Loan, 12.185%, (SOFR + 6.75%), 8/1/29	$420	$ 420,010
Peer Holding III BV:
Term Loan, 8.585%, (SOFR + 3.25%), 10/28/30	1,072	1,075,663
Term Loan, 6/20/31(9)	1,375	1,378,152
		$ 2,873,825
Containers & Packaging — 1.0%
Altium Packaging LLC, Term Loan, 7.844%, (SOFR + 2.50%), 6/5/31	$475	$ 475,000
Berlin Packaging LLC, Term Loan, 9.144%, (SOFR + 3.75%), 6/9/31(11)	951	953,704
Berry Global, Inc., Term Loan, 7.191%, (SOFR + 1.75%), 7/1/26	159	158,934
Clydesdale Acquisition Holdings, Inc., Term Loan, 9.119%, (SOFR + 3.68%), 4/13/29	3,136	3,146,241
Pretium Packaging LLC, Term Loan - Second Lien, 11.33%, (SOFR + 6.003%), 9.927% cash, 1.403% PIK, 10/2/28	12	10,465
Proampac PG Borrower LLC, Term Loan, 9.326%, (SOFR + 4.00%), 9/15/28	1,144	1,148,011
		$ 5,892,355
Distributors — 0.2%
CD&R Hydra Buyer, Inc., Term Loan, 9.444%, (SOFR + 4.00%), 3/25/31	$848	$ 850,525

See Notes to Financial Statements.

Eaton Vance
VT Floating-Rate Income Fund
June 30, 2024
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount (000's omitted)	Value
Distributors (continued)
Phillips Feed Service, Inc., Term Loan, 12.444%, (SOFR + 7.00%), 11/13/24(3)	$51	$ 31,348
		$ 881,873
Diversified Consumer Services — 1.1%
Ascend Learning LLC, Term Loan, 8.944%, (SOFR + 3.50%), 12/11/28	$1,477	$ 1,478,592
Belron Finance U.S. LLC, Term Loan, 7.677%, (SOFR + 2.25%), 4/18/29	819	821,713
KUEHG Corp., Term Loan, 9.835%, (SOFR + 4.50%), 6/12/30	1,614	1,621,710
Sotheby's, Term Loan, 10.09%, (SOFR + 4.50%), 1/15/27	1,187	1,096,342
Spring Education Group, Inc., Term Loan, 9.335%, (SOFR + 4.00%), 10/4/30	348	351,297
Wand NewCo 3, Inc., Term Loan, 9.094%, (SOFR + 3.75%), 1/30/31	1,225	1,234,315
		$ 6,603,969
Diversified Telecommunication Services — 0.9%
Altice France SA, Term Loan, 10.829%, (SOFR + 5.50%), 8/15/28	$10	$ 7,723
GEE Holdings 2 LLC:
Term Loan, 13.444%, (SOFR + 8.00%), 3/24/25(3)	120	95,700
Term Loan - Second Lien, 13.597%, (SOFR + 8.25%), 5.347% cash, 8.25% PIK, 3/23/26(3)	286	125,466
Level 3 Financing, Inc.:
Term Loan, 11.904%, (SOFR + 6.56%), 4/15/29	1,287	1,263,862
Term Loan, 11.904%, (SOFR + 6.56%), 4/15/30	1,287	1,254,087
Lumen Technologies, Inc.:
Term Loan, 7.808%, (SOFR + 2.35%), 4/15/29	453	313,836
Term Loan, 7.808%, (SOFR + 2.35%), 4/15/30	453	307,044
Virgin Media Bristol LLC:
Term Loan, 7.943%, (SOFR + 2.50%), 1/31/28	850	814,052
Term Loan, 8.693%, (SOFR + 3.25%), 1/31/29	750	718,300
		$ 4,900,070
Electrical Equipment — 0.6%
AZZ, Inc., Term Loan, 8.594%, (SOFR + 3.25%), 5/13/29	$291	$ 293,226
WEC U.S. Holdings Ltd., Term Loan, 8.094%, (SOFR + 2.75%), 1/27/31	3,075	3,082,109
		$ 3,375,335
Borrower/Description	Principal Amount (000's omitted)	Value
Electronic Equipment, Instruments & Components — 1.9%
Celestica, Inc., Term Loan, 7.089%, (SOFR + 1.75%), 6/20/31	$900	$ 901,125
Chamberlain Group, Inc.:
Term Loan, 8.694%, (SOFR + 3.25%), 11/3/28	1,990	1,991,573
Term Loan, 8.844%, (SOFR + 3.50%), 11/3/28	1,147	1,151,785
Creation Technologies, Inc., Term Loan, 11.068%, (SOFR + 5.50%), 10/5/28	784	731,080
II-VI, Inc., Term Loan, 7.844%, (SOFR + 2.50%), 7/2/29	703	704,343
Ingram Micro, Inc., Term Loan, 8.596%, (SOFR + 3.00%), 6/30/28	326	327,852
Mirion Technologies, Inc., Term Loan, 7.585%, (SOFR + 2.25%), 10/20/28	481	482,118
MX Holdings U.S., Inc., Term Loan, 8.208%, (SOFR + 2.75%), 7/31/28	248	248,841
Robertshaw U.S. Holding Corp.:
DIP Loan, 15.946%, (SOFR + 10.60%), 6.446% cash, 9.50% PIK, 9/27/24	421	415,346
Term Loan, 0.00%, 2/28/27(8)	0(12)	233
Term Loan, 0.00%, 2/28/27(8)	1,318	1,285,467
Term Loan - Second Lien, 0.00%, 2/28/27(8)	1,214	637,217
TTM Technologies, Inc., Term Loan, 8.079%, (SOFR + 2.75%), 5/30/30	521	523,016
Verifone Systems, Inc., Term Loan, 9.598%, (SOFR + 4.00%), 8/20/25	1,644	1,352,657
		$ 10,752,653
Energy Equipment & Services — 0.3%
Ameriforge Group, Inc.:
Term Loan, 11.458%, (SOFR + 6.00%), 5.458% cash, 6.00% PIK, 12/31/25(3)	$78	$ 35,876
Term Loan, 20.50%, (USD Prime + 12.00%), 12/31/25(3)	666	306,325
GIP Pilot Acquisition Partners LP, Term Loan, 7.827%, (SOFR + 2.50%), 10/4/30	473	473,209
PG Investment Co. 59 SARL, Term Loan, 8.835%, (SOFR + 3.50%), 3/26/31	1,075	1,083,230
		$ 1,898,640
Engineering & Construction — 0.4%
American Residential Services LLC, Term Loan, 9.096%, (SOFR + 3.50%), 10/15/27	$338	$ 338,172
Artera Services LLC, Term Loan, 9.835%, (SOFR + 4.50%), 2/15/31	424	426,852

See Notes to Financial Statements.

Eaton Vance
VT Floating-Rate Income Fund
June 30, 2024
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount (000's omitted)	Value
Engineering & Construction (continued)
Azuria Water Solutions, Inc., Term Loan, 9.595%, (SOFR + 4.25%), 5/17/28	$316	$ 318,033
Northstar Group Services, Inc., Term Loan, 10.014%, (SOFR + 4.75%), 5/8/30	1,375	1,378,009
		$ 2,461,066
Entertainment — 0.6%
City Football Group Ltd., Term Loan, 8.586%, (SOFR + 3.00%), 7/22/30	$1,002	$ 1,002,564
Crown Finance U.S., Inc., Term Loan, 13.958%, (SOFR + 8.50%), 6.958% cash, 7.00% PIK, 7/31/28	307	311,032
UFC Holdings LLC, Term Loan, 8.336%, (SOFR + 2.75%), 4/29/26	2,060	2,067,112
		$ 3,380,708
Equity Real Estate Investment Trusts (REITs) — 0.2%
Iron Mountain, Inc., Term Loan, 7.594%, (SOFR + 2.25%), 1/31/31	$995	$ 994,171
		$ 994,171
Financial Services — 1.9%
CPI Holdco B LLC, Term Loan, 7.344%, (SOFR + 2.00%), 5/17/31	$1,200	$ 1,199,250
Ditech Holding Corp., Term Loan, 0.00%, 6/30/25(8)	1,077	212,691
Grant Thornton Advisors LLC, Term Loan, 8.597%, (SOFR + 3.25%), 6/2/31	1,400	1,406,125
GTCR W Merger Sub LLC, Term Loan, 8.335%, (SOFR + 3.00%), 1/31/31	3,000	3,005,625
NCR Atleos LLC, Term Loan, 10.18%, (SOFR + 4.75%), 3/27/29	2,309	2,336,501
Nuvei Technologies Corp., Term Loan, 8.444%, (SOFR + 3.00%), 12/19/30	821	822,927
Walker & Dunlop, Inc., Term Loan, 7.694%, (SOFR + 2.25%), 12/16/28	1,593	1,592,419
WEX, Inc., Term Loan, 7.344%, (SOFR + 2.00%), 3/31/28	290	291,097
		$ 10,866,635
Food Products — 0.3%
CHG PPC Parent LLC, Term Loan, 8.458%, (SOFR + 3.00%), 12/8/28	$367	$ 367,647
Del Monte Foods, Inc., Term Loan, 9.736%, (SOFR + 4.25%), 5/16/29	1,889	1,459,735
Simply Good Foods USA, Inc., Term Loan, 7.944%, (SOFR + 2.50%), 3/17/27	157	157,863
		$ 1,985,245
Borrower/Description	Principal Amount (000's omitted)	Value
Gas Utilities — 0.4%
CQP Holdco LP, Term Loan, 7.593%, (SOFR + 2.25%), 12/31/30	$2,504	$ 2,509,186
		$ 2,509,186
Ground Transportation — 0.3%
Genesee & Wyoming, Inc., Term Loan, 7.335%, (SOFR + 2.00%), 4/10/31	$1,575	$ 1,575,484
		$ 1,575,484
Health Care Equipment & Supplies — 0.7%
Bayou Intermediate II LLC, Term Loan, 10.091%, (SOFR + 4.50%), 8/2/28	$512	$ 506,756
Journey Personal Care Corp., Term Loan, 9.708%, (SOFR + 4.25%), 3/1/28	1,651	1,647,722
Medline Borrower LP, Term Loan, 8.094%, (SOFR + 2.75%), 10/23/28	1,804	1,810,349
		$ 3,964,827
Health Care Providers & Services — 4.0%
AEA International Holdings (Lux) SARL, Term Loan, 8.835%, (SOFR + 3.50%), 9/7/28	$2,236	$ 2,242,012
BW NHHC Holdco, Inc., Term Loan - Second Lien, 13.335%, (SOFR + 8.00%), 1/15/26	757	654,707
Cano Health LLC:
DIP Loan, 16.326%, (SOFR + 11.00%), 10/7/24	76	76,850
DIP Loan, 16.326%, (SOFR + 11.00%), 10/7/24	116	117,800
Term Loan, 0.00%, 11/23/27(8)	1,024	285,189
CCRR Parent, Inc., Term Loan, 9.708%, (SOFR + 4.25%), 3/6/28	1,829	1,559,365
CHG Healthcare Services, Inc.:
Term Loan, 8.694%, (SOFR + 3.25%), 9/29/28	1,345	1,348,314
Term Loan, 9.094%, (SOFR + 3.75%), 9/29/28	398	399,700
Concentra Health Services, Inc., Term Loan, 6/26/31(9)	350	351,313
Covis Finco SARL, Term Loan, 0.00%, 2/18/27(8)	653	264,019
Ensemble RCM LLC, Term Loan, 8.33%, (SOFR + 3.00%), 8/1/29	3,167	3,161,659
IVC Acquisition Ltd., Term Loan, 10.085%, (SOFR + 4.75%), 12/12/28	1,020	1,022,749
Medical Solutions Holdings, Inc., Term Loan, 8.694%, (SOFR + 3.25%), 11/1/28	2,698	2,044,237
National Mentor Holdings, Inc.:
Term Loan, 9.185%, (SOFR + 3.75%), 3/2/28	39	36,545
Term Loan, 9.192%, (SOFR + 3.75%), 3/2/28(11)	1,360	1,286,764
Option Care Health, Inc., Term Loan, 7.594%, (SOFR + 2.25%), 10/27/28	341	343,952
Pacific Dental Services LLC, Term Loan, 8.579%, (SOFR + 3.25%), 3/15/31	1,945	1,952,116

See Notes to Financial Statements.

Eaton Vance
VT Floating-Rate Income Fund
June 30, 2024
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount (000's omitted)	Value
Health Care Providers & Services (continued)
Phoenix Guarantor, Inc., Term Loan, 8.594%, (SOFR + 3.25%), 2/21/31	$1,596	$ 1,593,783
R1 RCM, Inc., Term Loan, 8.329%, (SOFR + 3.00%), 6/21/29	723	726,328
Radnet Management, Inc., Term Loan, 7.827%, (SOFR + 2.50%), 4/18/31	725	726,359
Select Medical Corp., Term Loan, 8.344%, (SOFR + 3.00%), 3/6/27	1,407	1,410,259
TTF Holdings LLC, Term Loan, 9.458%, (SOFR + 4.00%), 3/31/28	252	252,178
U.S. Anesthesia Partners, Inc., Term Loan, 9.694%, (SOFR + 4.25%), 10/1/28	1,094	1,053,491
		$ 22,909,689
Health Care Technology — 1.4%
Cotiviti Corp., Term Loan, 8.579%, (SOFR + 3.25%), 5/1/31	$499	$ 498,984
Imprivata, Inc., Term Loan, 8.83%, (SOFR + 3.50%), 12/1/27	2,353	2,368,437
PointClickCare Technologies, Inc., Term Loan, 8.335%, (SOFR + 3.00%), 12/29/27	1,364	1,372,274
Project Ruby Ultimate Parent Corp.:
Term Loan, 8.708%, (SOFR + 3.25%), 3/10/28	1,165	1,168,416
Term Loan, 8.958%, (SOFR + 3.50%), 3/10/28	349	350,434
Symplr Software, Inc., Term Loan, 9.93%, (SOFR + 4.50%), 12/22/27	1,259	1,184,461
Waystar Technologies, Inc., Term Loan, 8.096%, (SOFR + 2.75%), 10/22/29	1,228	1,235,649
		$ 8,178,655
Hotels, Restaurants & Leisure — 4.7%
Caesars Entertainment, Inc., Term Loan, 8.097%, (SOFR + 2.75%), 2/6/31	$2,294	$ 2,297,937
Carnival Corp., Term Loan, 8.094%, (SOFR + 2.75%), 10/18/28	1,653	1,662,536
ClubCorp Holdings, Inc., Term Loan, 10.596%, (SOFR + 5.26%), 9/18/26	1,010	1,017,406
Fertitta Entertainment LLC, Term Loan, 9.081%, (SOFR + 3.75%), 1/27/29	1,470	1,472,513
Flutter Financing BV, Term Loan, 7.585%, (SOFR + 2.25%), 11/25/30	3,582	3,588,269
Great Canadian Gaming Corp., Term Loan, 9.609%, (SOFR + 4.00%), 11/1/26	1,474	1,481,512
GVC Holdings (Gibraltar) Ltd., Term Loan, 8.014%, (SOFR + 2.75%), 10/31/29	2,024	2,031,034
Hilton Domestic Operating Co., Inc., Term Loan, 7.095%, (SOFR + 1.75%), 11/8/30	675	676,266
Borrower/Description	Principal Amount (000's omitted)	Value
Hotels, Restaurants & Leisure (continued)
IRB Holding Corp., Term Loan, 8.194%, (SOFR + 2.75%), 12/15/27	$1,252	$ 1,252,611
Light & Wonder International, Inc., Term Loan, 8.07%, (SOFR + 2.75%), 4/14/29	2,951	2,961,932
Ontario Gaming GTA LP, Term Loan, 9.585%, (SOFR + 4.25%), 8/1/30	1,294	1,301,045
Playa Resorts Holding BV, Term Loan, 8.094%, (SOFR + 3.25%), 1/5/29	1,281	1,283,302
Scientific Games Holdings LP, Term Loan, 8.306%, (SOFR + 3.00%), 4/4/29	2,967	2,965,897
SeaWorld Parks & Entertainment, Inc., Term Loan, 7.844%, (SOFR + 2.50%), 8/25/28	1,645	1,647,703
Station Casinos LLC, Term Loan, 7.594%, (SOFR + 2.25%), 3/14/31	449	449,283
Wyndham Hotels & Resorts, Inc., Term Loan, 7.094%, (SOFR + 1.75%), 5/24/30	794	796,084
		$ 26,885,330
Household Durables — 1.2%
ACProducts, Inc., Term Loan, 9.846%, (SOFR + 4.25%), 5/17/28	$2,185	$ 1,857,191
Libbey Glass, Inc., Term Loan, 11.975%, (SOFR + 6.50%), 11/22/27	1,899	1,890,334
Serta Simmons Bedding LLC:
Term Loan, 12.941%, (SOFR + 7.50%), 6/29/28	140	139,708
Term Loan, 12.949%, (SOFR + 7.50%), 6/29/28	1,293	1,042,432
Solis IV BV, Term Loan, 8.836%, (SOFR + 3.50%), 2/26/29	1,852	1,841,820
		$ 6,771,485
Household Products — 0.8%
Energizer Holdings, Inc., Term Loan, 7.344%, (SOFR + 2.00%), 12/22/27	$951	$ 955,386
Kronos Acquisition Holdings, Inc.:
Term Loan, 9.314%, (SOFR + 4.00%), 6/27/31	1,800	1,791,000
Term Loan, 9.356%, (SOFR + 3.75%), 12/22/26	1,717	1,717,603
Term Loan, 11.493%, (SOFR + 6.00%), 12/22/26	341	342,103
		$ 4,806,092
Industrials Conglomerates — 0.4%
Kohler Energy Co. LLC, Term Loan, 10.085%, (SOFR + 4.75%), 5/1/31	$2,300	$ 2,312,459
		$ 2,312,459
Insurance — 2.4%
Alliant Holdings Intermediate LLC, Term Loan, 8.831%, (SOFR + 3.50%), 11/6/30	$1,528	$ 1,533,842

See Notes to Financial Statements.

Eaton Vance
VT Floating-Rate Income Fund
June 30, 2024
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount (000's omitted)	Value
Insurance (continued)
AmWINS Group, Inc., Term Loan, 7.594%, (SOFR + 2.25%), 2/19/28	$2,108	$ 2,108,562
AssuredPartners, Inc., Term Loan, 8.844%, (SOFR + 3.50%), 2/14/31	1,746	1,752,171
Broadstreet Partners, Inc., Term Loan, 6/14/31(9)	1,100	1,098,195
HUB International Ltd., Term Loan, 8.575%, (SOFR + 3.25%), 6/20/30	2,663	2,671,780
Ryan Specialty Group LLC, Term Loan, 8.094%, (SOFR + 2.75%), 9/1/27	626	629,613
USI, Inc.:
Term Loan, 8.085%, (SOFR + 2.75%), 11/22/29	1,970	1,973,602
Term Loan, 8.085%, (SOFR + 2.75%), 9/27/30	1,991	1,993,739
		$ 13,761,504
Interactive Media & Services — 0.3%
Buzz Finco LLC, Term Loan, 8.679%, (SOFR + 3.25%), 1/29/27	$33	$ 33,508
Foundational Education Group, Inc., Term Loan, 9.341%, (SOFR + 3.75%), 8/31/28	392	380,664
Getty Images, Inc., Term Loan, 9.935%, (SOFR + 4.50%), 2/19/26	783	783,126
Match Group, Inc., Term Loan, 7.244%, (SOFR + 1.75%), 2/13/27	525	524,781
		$ 1,722,079
IT Services — 3.7%
Asurion LLC:
Term Loan, 8.708%, (SOFR + 3.25%), 12/23/26	$2,895	$ 2,876,003
Term Loan, 9.444%, (SOFR + 4.00%), 8/19/28	1,058	1,048,024
Term Loan - Second Lien, 10.708%, (SOFR + 5.25%), 1/31/28	930	868,000
Term Loan - Second Lien, 10.708%, (SOFR + 5.25%), 1/20/29	250	231,138
Endure Digital, Inc., Term Loan, 8.944%, (SOFR + 3.50%), 2/10/28	2,854	2,653,979
Gainwell Acquisition Corp., Term Loan, 9.435%, (SOFR + 4.00%), 10/1/27	2,019	1,949,349
Go Daddy Operating Co. LLC:
Term Loan, 7.094%, (SOFR + 1.75%), 5/30/31	888	887,812
Term Loan, 7.344%, (SOFR + 2.00%), 11/9/29	961	963,748
Informatica LLC, Term Loan, 7.594%, (SOFR + 2.25%), 10/27/28	3,104	3,115,201
NAB Holdings LLC, Term Loan, 8.097%, (SOFR + 2.75%), 11/23/28	3,545	3,552,270
Rackspace Technology Global, Inc.:
Term Loan, 11.692%, (SOFR + 6.25%), 5/15/28	539	545,917
Borrower/Description	Principal Amount (000's omitted)	Value
IT Services (continued)
Rackspace Technology Global, Inc.: (continued)
Term Loan - Second Lien, 8.192%, (SOFR + 2.75%), 5/15/28	$2,701	$ 1,262,858
Sedgwick Claims Management Services, Inc., Term Loan, 9.094%, (SOFR + 3.75%), 2/24/28	1,485	1,488,572
		$ 21,442,871
Leisure Products — 0.7%
Fender Musical Instruments Corp., Term Loan, 9.444%, (SOFR + 4.00%), 12/1/28	$256	$ 252,158
Hayward Industries, Inc., Term Loan, 8.208%, (SOFR + 2.75%), 5/30/28	1,487	1,486,889
OVG Business Services LLC, Term Loan, 8.345%, (SOFR + 3.00%), 6/25/31	375	374,766
Recess Holdings, Inc., Term Loan, 9.844%, (SOFR + 4.50%), 2/20/30	1,775	1,788,866
		$ 3,902,679
Life Sciences Tools & Services — 1.0%
Avantor Funding, Inc., Term Loan, 7.444%, (SOFR + 2.00%), 11/8/27	$837	$ 842,858
Cambrex Corp., Term Loan, 8.944%, (SOFR + 3.50%), 12/4/26	168	165,881
Catalent Pharma Solutions, Inc., Term Loan, 8.344%, (SOFR + 3.00%), 2/22/28	1,272	1,274,197
Curia Global, Inc., Term Loan, 9.177%, (SOFR + 3.75%), 8/30/26	1,140	1,076,252
ICON Luxembourg SARL, Term Loan, 7.335%, (SOFR + 2.00%), 7/3/28	616	618,522
IQVIA, Inc., Term Loan, 7.335%, (SOFR + 2.00%), 1/2/31	1,318	1,325,275
Loire Finco Luxembourg SARL, Term Loan, 8.944%, (SOFR + 3.50%), 4/21/27	240	239,205
Packaging Coordinators Midco, Inc., Term Loan, 8.585%, (SOFR + 3.25%), 11/30/27	219	220,421
PRA Health Sciences, Inc., Term Loan, 7.335%, (SOFR + 2.00%), 7/3/28	153	154,105
		$ 5,916,716
Machinery — 4.4%
AI Aqua Merger Sub, Inc., Term Loan, 9.329%, (SOFR + 4.00%), 7/31/28	$2,011	$ 2,017,193
Ali Group North America Corp., Term Loan, 7.458%, (SOFR + 2.00%), 7/30/29	1,847	1,854,693
Alliance Laundry Systems LLC, Term Loan, 8.899%, (SOFR + 3.50%), 10/8/27	995	999,994
American Trailer World Corp., Term Loan, 9.194%, (SOFR + 3.75%), 3/3/28	748	732,946

See Notes to Financial Statements.

Eaton Vance
VT Floating-Rate Income Fund
June 30, 2024
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount (000's omitted)	Value
Machinery (continued)
Apex Tool Group LLC:
Term Loan, 15.444%, (SOFR + 10.00%), 7.50% cash, 7.944% PIK, 2/8/30	$576	$ 558,899
Term Loan - Second Lien, 12.694%, (SOFR + 7.35%), 5.344% cash, 7.35% PIK, 2/8/29	247	243,388
Barnes Group, Inc., Term Loan, 7.844%, (SOFR + 2.50%), 9/3/30	521	522,952
Clark Equipment Co., Term Loan, 7.685%, (SOFR + 2.25%), 4/20/29	559	560,302
Conair Holdings LLC, Term Loan, 9.208%, (SOFR + 3.75%), 5/17/28	1,839	1,832,559
CPM Holdings, Inc., Term Loan, 9.829%, (SOFR + 4.50%), 9/28/28	1,377	1,367,279
EMRLD Borrower LP, Term Loan, 7.844%, (SOFR + 2.50%), 5/31/30	731	731,625
Engineered Machinery Holdings, Inc., Term Loan, 9.346%, (SOFR + 3.75%), 5/19/28	2,614	2,629,361
Filtration Group Corp., Term Loan, 8.958%, (SOFR + 3.50%), 10/21/28	1,073	1,079,798
Gates Global LLC, Term Loan, 7.594%, (SOFR + 2.25%), 6/4/31	1,260	1,262,888
Icebox Holdco III, Inc., Term Loan, 9.346%, (SOFR + 3.75%), 12/22/28	2,165	2,173,487
Madison IAQ LLC, Term Loan, 8.094%, (SOFR + 2.75%), 6/21/28	1,929	1,935,880
Roper Industrial Products Investment Co. LLC, Term Loan, 8.585%, (SOFR + 3.25%), 11/22/29	1,558	1,565,899
SPX Flow, Inc., Term Loan, 8.844%, (SOFR + 3.50%), 4/5/29	889	895,510
TK Elevator U.S. Newco, Inc., Term Loan, 8.791%, (SOFR + 3.50%), 4/30/30	2,076	2,090,389
		$ 25,055,042
Media — 1.1%
Aragorn Parent Corp., Term Loan, 9.589%, (SOFR + 4.25%), 12/15/28	$679	$ 682,226
Hubbard Radio LLC, Term Loan, 9.844%, (SOFR + 4.50%), 9/30/27	320	256,990
iHeartCommunications, Inc.:
Term Loan, 8.458%, (SOFR + 3.00%), 5/1/26	438	343,144
Term Loan, 8.708%, (SOFR + 3.25%), 5/1/26	223	173,676
Mission Broadcasting, Inc., Term Loan, 7.944%, (SOFR + 2.50%), 6/2/28	267	268,249
MJH Healthcare Holdings LLC, Term Loan, 8.944%, (SOFR + 3.50%), 1/28/29	244	244,681
Nexstar Broadcasting, Inc., Term Loan, 7.958%, (SOFR + 2.50%), 9/18/26	1,795	1,800,196
Borrower/Description	Principal Amount (000's omitted)	Value
Media (continued)
Sinclair Television Group, Inc., Term Loan, 8.091%, (SOFR + 2.50%), 9/30/26	$1,433	$ 1,347,909
Univision Communications, Inc., Term Loan, 8.708%, (SOFR + 3.25%), 3/15/26	945	946,153
		$ 6,063,224
Metals/Mining — 0.9%
Arsenal AIC Parent LLC, Term Loan, 9.094%, (SOFR + 3.75%), 8/18/30	$1,265	$ 1,274,550
PMHC II, Inc., Term Loan, 9.706%, (SOFR + 4.25%), 4/23/29	2,445	2,391,274
WireCo WorldGroup, Inc., Term Loan, 9.075%, (SOFR + 3.75%), 11/13/28	370	370,932
Zekelman Industries, Inc., Term Loan, 7.594%, (SOFR + 2.25%), 1/24/31	1,187	1,190,561
		$ 5,227,317
Oil, Gas & Consumable Fuels — 0.9%
Freeport LNG Investments LLLP, Term Loan, 9.086%, (SOFR + 3.50%), 12/21/28	$1,043	$ 1,042,921
GIP II Blue Holding LP, Term Loan, 9.094%, (SOFR + 4.50%), 9/29/28	449	454,854
ITT Holdings LLC, Term Loan, 8.444%, (SOFR + 3.00%), 10/11/30	1,316	1,319,203
Oryx Midstream Services Permian Basin LLC, Term Loan, 8.441%, (SOFR + 3.00%), 10/5/28	873	875,073
Oxbow Carbon LLC, Term Loan, 8.844%, (SOFR + 3.50%), 5/10/30	545	547,222
UGI Energy Services LLC, Term Loan, 7.844%, (SOFR + 2.50%), 2/22/30	1,155	1,159,614
		$ 5,398,887
Passenger Airlines — 0.2%
WestJet Loyalty LP, Term Loan, 9.048%, (SOFR + 3.75%), 2/14/31	$1,000	$ 1,005,875
		$ 1,005,875
Personal Products — 0.2%
Olaplex, Inc., Term Loan, 8.944%, (SOFR + 3.50%), 2/23/29	$987	$ 951,789
		$ 951,789
Pharmaceuticals — 1.0%
Ceva Sante Animale, Term Loan, 8.573%, (SOFR + 3.25%), 11/1/30	$399	$ 401,494
Jazz Financing Lux SARL, Term Loan, 8.458%, (SOFR + 3.00%), 5/5/28	2,740	2,744,549

See Notes to Financial Statements.

Eaton Vance
VT Floating-Rate Income Fund
June 30, 2024
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount (000's omitted)	Value
Pharmaceuticals (continued)
Mallinckrodt International Finance SA:
Term Loan, 12.842%, (SOFR + 7.50%), 11/14/28	$322	$ 358,470
Term Loan - Second Lien, 14.842%, (SOFR + 9.50%), 11/14/28	1,823	1,980,832
		$ 5,485,345
Professional Services — 3.0%
AlixPartners LLP, Term Loan, 7.958%, (SOFR + 2.50%), 2/4/28	$569	$ 570,342
APFS Staffing Holdings, Inc., Term Loan, 9.344%, (SOFR + 4.00%), 12/29/28	240	239,914
Camelot U.S. Acquisition LLC, Term Loan, 8.094%, (SOFR + 2.75%), 1/31/31	1,029	1,031,554
CoreLogic, Inc., Term Loan, 8.958%, (SOFR + 3.50%), 6/2/28	2,047	2,015,189
Corporation Service Co., Term Loan, 8.094%, (SOFR + 2.75%), 11/2/29	506	508,045
Crisis Prevention Institute, Inc., Term Loan, 10.085%, (SOFR + 4.75%), 4/9/31	300	300,375
EAB Global, Inc., Term Loan, 8.594%, (SOFR + 3.50%), 8/16/28	2,051	2,050,729
Employbridge Holding Co., Term Loan, 10.314%, (SOFR + 4.75%), 7/19/28	1,118	779,718
Fleet Midco I Ltd., Term Loan, 8.594%, (SOFR + 3.25%), 2/21/31	750	754,688
Genuine Financial Holdings LLC, Term Loan, 9.345%, (SOFR + 4.00%), 9/27/30	397	396,131
Mermaid Bidco, Inc., Term Loan, 6/27/31(9)	450	451,125
Neptune Bidco U.S., Inc., Term Loan, 10.406%, (SOFR + 5.00%), 4/11/29	936	882,177
Rockwood Service Corp., Term Loan, 9.458%, (SOFR + 4.00%), 1/23/27	1,243	1,252,621
Teneo Holdings LLC, Term Loan, 10.094%, (SOFR + 4.75%), 3/13/31	1,047	1,051,139
Trans Union LLC:
Term Loan, 7.094%, (SOFR + 1.75%), 6/24/31	1,065	1,065,347
Term Loan, 7.344%, (SOFR + 2.00%), 12/1/28	1,414	1,417,056
Vaco Holdings LLC, Term Loan, 10.485%, (SOFR + 5.00%), 1/21/29	979	973,410
Wood Mackenzie Ltd., Term Loan, 8.823%, (SOFR + 3.50%), 2/7/31	1,200	1,209,750
		$ 16,949,310
Real Estate Management & Development — 0.4%
Cushman & Wakefield U.S. Borrower LLC:
Term Loan, 8.208%, (SOFR + 2.75%), 8/21/25	$7	$ 6,556
Term Loan, 8.344%, (SOFR + 3.00%), 1/31/30	271	271,621
Borrower/Description	Principal Amount (000's omitted)	Value
Real Estate Management & Development (continued)
Cushman & Wakefield U.S. Borrower LLC: (continued)
Term Loan, 9.094%, (SOFR + 3.75%), 1/31/30	$112	$ 112,675
Greystar Real Estate Partners LLC, Term Loan, 8.577%, (SOFR + 3.25%), 8/21/30	620	624,197
Homeserve USA Holding Corp., Term Loan, 7.839%, (SOFR + 2.50%), 10/21/30	898	900,742
RE/MAX International, Inc., Term Loan, 7.958%, (SOFR + 2.50%), 7/21/28	641	609,945
		$ 2,525,736
Road & Rail — 1.5%
First Student Bidco, Inc., Term Loan, 8.435%, (SOFR + 4.00%), 7/21/28	$1,856	$ 1,860,065
Hertz Corp.:
Term Loan, 8.859%, (SOFR + 3.25%), 6/30/28	1,558	1,410,208
Term Loan, 8.859%, (SOFR + 3.25%), 6/30/28	303	271,801
Term Loan, 9.098%, (SOFR + 3.75%), 6/30/28	1,219	1,107,653
Kenan Advantage Group, Inc., Term Loan, 9.094%, (SOFR + 3.75%), 1/25/29	1,427	1,428,512
Uber Technologies, Inc., Term Loan, 8.089%, (SOFR + 2.75%), 3/3/30	2,621	2,635,947
		$ 8,714,186
Semiconductors & Semiconductor Equipment — 0.2%
Bright Bidco BV, Term Loan, 14.344%, (SOFR + 9.00%), 6.344% cash, 8.00% PIK, 10/31/27	$234	$ 112,104
MKS Instruments, Inc., Term Loan, 7.828%, (SOFR + 2.50%), 8/17/29	1,083	1,085,276
		$ 1,197,380
Software — 12.1%
Applied Systems, Inc., Term Loan, 8.835%, (SOFR + 3.50%), 2/24/31	$3,914	$ 3,948,591
AppLovin Corp., Term Loan, 7.844%, (SOFR + 2.50%), 8/16/30	2,053	2,057,731
Astra Acquisition Corp.:
Term Loan, 10.585%, (SOFR + 5.25%), 10/25/28	699	283,201
Term Loan, 12.026%, (SOFR + 6.75%), 2/25/28	338	308,571
Term Loan, 12.085%, (SOFR + 6.75%), 2/25/28	165	150,246
Term Loan, 18.665%, (SOFR + 13.33%), 10/25/29	1,031	314,456
Banff Merger Sub, Inc., Term Loan, 9.344%, (SOFR + 4.25%), 12/29/28	2,278	2,284,554
Central Parent, Inc., Term Loan, 8.585%, (SOFR + 3.25%), 7/6/29	3,275	3,235,590
Cloud Software Group, Inc., Term Loan, 9.335%, (SOFR + 4.00%), 3/30/29(11)	3,980	3,981,280

See Notes to Financial Statements.

Eaton Vance
VT Floating-Rate Income Fund
June 30, 2024
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount (000's omitted)	Value
Software (continued)
Cloudera, Inc.:
Term Loan, 9.194%, (SOFR + 3.75%), 10/8/28	$2,232	$ 2,235,966
Term Loan - Second Lien, 11.444%, (SOFR + 6.00%), 10/8/29	600	596,625
Cornerstone OnDemand, Inc., Term Loan, 9.208%, (SOFR + 3.75%), 10/16/28	1,143	1,082,297
Drake Software LLC, Term Loan, 9.595%, (SOFR + 4.25%), 6/17/31	2,000	1,985,000
E2open LLC, Term Loan, 8.958%, (SOFR + 3.50%), 2/4/28	2,028	2,039,275
ECI Macola Max Holding LLC, Term Loan, 9.085%, (SOFR + 3.75%), 5/31/30	2,953	2,975,284
Epicor Software Corp.:
Term Loan, 8.578%, (SOFR + 3.25%), 5/23/31	5,447	5,477,052
Term Loan, 5/30/31(9)(10)	639	642,614
Fiserv Investment Solutions, Inc., Term Loan, 9.326%, (SOFR + 4.00%), 2/18/27	1,374	1,325,440
GoTo Group, Inc.:
Term Loan, 10.178%, (SOFR + 4.75%), 4/28/28	1,107	989,294
Term Loan - Second Lien, 10.178%, (SOFR + 4.75%), 4/28/28	704	369,536
IGT Holding IV AB, Term Loan, 8.972%, (SOFR + 3.40%), 3/31/28	1,064	1,068,241
iSolved, Inc., Term Loan, 8.844%, (SOFR + 3.50%), 10/15/30	499	501,036
Ivanti Software, Inc., Term Loan, 9.814%, (SOFR + 4.25%), 12/1/27	547	434,164
Magenta Buyer LLC, Term Loan, 10.591%, (SOFR + 5.00%), 7/27/28	4	2,563
Marcel LUX IV SARL, Term Loan, 9.32%, (SOFR + 4.00%), 11/11/30	3,282	3,312,800
Maverick Bidco, Inc., Term Loan, 9.23%, (SOFR + 3.75%), 5/18/28	185	184,132
McAfee LLC, Term Loan, 8.579%, (SOFR + 3.25%), 3/1/29	2,530	2,529,938
Mosel Bidco SE, Term Loan, 9.835%, (SOFR + 4.50%), 9/16/30	250	251,563
OceanKey (U.S.) II Corp., Term Loan, 8.944%, (SOFR + 3.50%), 12/15/28	513	513,081
Open Text Corp., Term Loan, 7.594%, (SOFR + 2.25%), 1/31/30	1,441	1,448,828
Polaris Newco LLC, Term Loan, 9.591%, (SOFR + 4.00%), 6/2/28	1,526	1,527,329
Project Alpha Intermediate Holding, Inc., Term Loan, 9.072%, (SOFR + 3.75%), 10/28/30	1,995	2,003,854
Proofpoint, Inc., Term Loan, 8.344%, (SOFR + 3.00%), 8/31/28	1,774	1,777,748
Quartz Acquireco LLC, Term Loan, 8.085%, (SOFR + 2.75%), 6/28/30	1,018	1,022,769
Borrower/Description	Principal Amount (000's omitted)	Value
Software (continued)
Quest Software U.S. Holdings, Inc., Term Loan, 9.73%, (SOFR + 4.25%), 2/1/29	$1,459	$ 1,087,405
Redstone Holdco 2 LP, Term Loan, 10.208%, (SOFR + 4.75%), 4/27/28	1,284	1,156,197
Sabre GLBL, Inc.:
Term Loan, 9.694%, (SOFR + 4.25%), 6/30/28	150	136,000
Term Loan, 10.444%, (SOFR + 5.00%), 6/30/28	1,000	917,000
Skillsoft Corp., Term Loan, 10.708%, (SOFR + 5.25%), 7/14/28	625	493,175
SolarWinds Holdings, Inc., Term Loan, 8.594%, (SOFR + 3.25%), 2/5/27	1,738	1,742,157
Sophia LP, Term Loan, 8.944%, (SOFR + 3.50%), 10/9/29	2,403	2,416,336
Turing Midco LLC, Term Loan, 8.096%, (SOFR + 2.50%), 3/24/28	204	200,236
UKG, Inc., Term Loan, 8.576%, (SOFR + 3.25%), 2/10/31	4,347	4,368,117
Veritas U.S., Inc., Term Loan, 10.458%, (SOFR + 5.00%), 9/1/25	2,485	2,171,110
Vision Solutions, Inc., Term Loan, 9.591%, (SOFR + 4.25%), 4/24/28	1,968	1,940,414
		$ 69,488,796
Specialty Retail — 2.5%
Apro LLC, Term Loan, 6/26/31(9)	$575	$ 576,438
Great Outdoors Group LLC, Term Loan, 9.208%, (SOFR + 3.75%), 3/6/28	2,494	2,494,534
Harbor Freight Tools USA, Inc., Term Loan, 7.844%, (SOFR + 2.50%), 6/5/31	2,300	2,296,327
Hoya Midco LLC, Term Loan, 8.335%, (SOFR + 3.00%), 2/3/29	663	666,727
Les Schwab Tire Centers, Term Loan, 8.344%, (SOFR + 3.00%), 4/23/31	4,335	4,340,026
LIDS Holdings, Inc., Term Loan, 10.994%, (SOFR + 5.50%), 12/14/26	258	258,188
Mattress Firm, Inc., Term Loan, 9.846%, (SOFR + 4.25%), 9/25/28	2,319	2,319,019
PetSmart, Inc., Term Loan, 9.194%, (SOFR + 3.75%), 2/11/28	1,312	1,309,751
		$ 14,261,010
Trading Companies & Distributors — 2.3%
Avolon TLB Borrower 1 (U.S.) LLC, Term Loan, 7.339%, (SOFR + 2.00%), 6/22/28	$2,571	$ 2,577,519
Beacon Roofing Supply, Inc., Term Loan, 7.345%, (SOFR + 2.00%), 5/19/28	547	549,707

See Notes to Financial Statements.

Eaton Vance
VT Floating-Rate Income Fund
June 30, 2024
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount (000's omitted)	Value
Trading Companies & Distributors (continued)
Core & Main LP:
Term Loan, 7.339%, (SOFR + 2.00%), 7/27/28	$1,496	$ 1,499,269
Term Loan, 7.589%, (SOFR + 2.25%), 2/9/31	374	374,998
DXP Enterprises, Inc., Term Loan, 10.164%, (SOFR + 4.75%), 10/11/30	695	700,047
Foundation Building Materials Holding Co. LLC, Term Loan, 9.33%, (SOFR + 4.00%), 1/29/31	1,272	1,268,435
Spin Holdco, Inc., Term Loan, 9.60%, (SOFR + 4.00%), 3/4/28	2,979	2,544,570
White Cap Buyer LLC, Term Loan, 8.594%, (SOFR + 3.25%), 10/19/29	2,607	2,613,741
Windsor Holdings III LLC, Term Loan, 9.339%, (SOFR + 4.00%), 8/1/30	1,167	1,175,845
		$ 13,304,131
Transportation Infrastructure — 0.6%
Brown Group Holding LLC:
Term Loan, 8.194%, (SOFR + 2.75%), 6/7/28	$385	$ 385,269
Term Loan, 8.34%, (SOFR + 3.00%), 7/2/29(11)	1,219	1,219,978
KKR Apple Bidco LLC, Term Loan, 8.208%, (SOFR + 2.75%), 9/22/28	1,621	1,623,506
		$ 3,228,753
Wireless Telecommunication Services — 0.6%
CCI Buyer, Inc., Term Loan, 9.335%, (SOFR + 4.00%), 12/17/27	$1,470	$ 1,472,736
Digicel International Finance Ltd., Term Loan, 12.075%, (SOFR + 6.75%), 5/25/27	1,421	1,381,625
SBA Senior Finance II LLC, Term Loan, 7.35%, (SOFR + 2.00%), 1/25/31	748	749,715
		$ 3,604,076
Total Senior Floating-Rate Loans (identified cost $493,563,873)		$486,847,031

Short-Term Investments — 1.8%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 5.22%(13)	10,400,091	$ 10,400,091
Total Short-Term Investments (identified cost $10,400,091)		$ 10,400,091
Total Investments — 97.9% (identified cost $572,823,761)		$561,348,539
Less Unfunded Loan Commitments — (0.1)%		$ (814,127)
Net Investments — 97.8% (identified cost $572,009,634)		$560,534,412
Other Assets, Less Liabilities — 2.2%		$ 13,138,834
Net Assets — 100.0%		$573,673,246
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At June 30, 2024, the aggregate value of these securities is $55,363,526 or 9.7% of the Fund's net assets.
(2)	Variable rate security. The stated interest rate represents the rate in effect at June 30, 2024.
(3)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 10).
(4)	Non-income producing security.
(5)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.
(6)	Amount is less than 0.05%.
(7)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the Secured Overnight Financing Rate (“SOFR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Rates for SOFR are generally 1 or 3-month tenors and may also be subject to a credit spread adjustment. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.
(8)	Issuer is in default with respect to interest and/or principal payments or has declared bankruptcy and is non-income producing. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

See Notes to Financial Statements.

Eaton Vance
VT Floating-Rate Income Fund
June 30, 2024
Portfolio of Investments (Unaudited) — continued

(9)	This Senior Loan will settle after June 30, 2024, at which time the interest rate will be determined.
(10)	Unfunded or partially unfunded loan commitments. The stated interest rate reflects the weighted average of the reference rate and spread for the funded portion, if any, and the commitment fees on the portion of the loan that is unfunded. At June 30, 2024, the total value of unfunded loan commitments is $818,671. See Note 1F for description.
(11)	The stated interest rate represents the weighted average interest rate at June 30, 2024 of contracts within the senior loan facility. Interest rates on contracts are primarily redetermined either monthly or quarterly by reference to the indicated base lending rate and spread and the reset period.
(12)	Principal amount is less than $500.
(13)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of June 30, 2024.
Abbreviations:
DIP	– Debtor In Possession
PIK	– Payment In Kind
SOFR	– Secured Overnight Financing Rate
Currency Abbreviations:
USD	– United States Dollar

See Notes to Financial Statements.

Eaton Vance
VT Floating-Rate Income Fund
June 30, 2024
Statement of Assets and Liabilities (Unaudited)

June 30, 2024
Assets
Unaffiliated investments, at value (identified cost $561,609,543)	$550,134,321
Affiliated investments, at value (identified cost $10,400,091)	10,400,091
Cash	4,979,868
Interest receivable	3,463,786
Dividends receivable from affiliated investments	63,168
Receivable for investments sold	5,157,220
Receivable for Fund shares sold	9,408,081
Prepaid upfront fees on notes payable	71,235
Prepaid expenses	8,195
Total assets	$583,685,965
Liabilities
Payable for investments purchased	$8,629,125
Payable for Fund shares redeemed	605,181
Payable to affiliates:
Investment adviser fee	264,244
Distribution fees	114,606
Trustees' fees	4,547
Payable for shareholder servicing fees	239,307
Accrued expenses	155,709
Total liabilities	$10,012,719
Net Assets	$573,673,246
Sources of Net Assets
Paid-in capital	$637,078,918
Accumulated loss	(63,405,672)
Net Assets	$573,673,246
Initial Class Shares
Net Assets	$568,394,062
Shares Outstanding	66,111,425
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$8.60
ADV Class Shares
Net Assets	$5,278,230
Shares Outstanding	613,321
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$8.61
Institutional Class Shares
Net Assets	$954
Shares Outstanding	111
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding, including fractional shares)	$8.60

See Notes to Financial Statements.

Eaton Vance
VT Floating-Rate Income Fund
June 30, 2024
Statement of Operations (Unaudited)

Six Months Ended
June 30, 2024
Investment Income
Dividend income	$132,756
Dividend income from affiliated investments	586,604
Interest income	25,628,620
Other income	252,148
Total investment income	$26,600,128
Expenses
Investment adviser fee	$1,628,698
Distribution fees:
Initial Class	700,637
Shareholder servicing fees:
Initial Class	701,740
ADV Class	7,490
Trustees’ fees and expenses	13,451
Custodian fee	81,359
Transfer and dividend disbursing agent fees	5,906
Legal and accounting services	92,661
Printing and postage	4,796
Interest expense and fees	141,993
Miscellaneous	19,367
Total expenses	$3,398,098
Deduct:
Waiver and/or reimbursement of expenses by affiliates	$16,750
Total expense reductions	$16,750
Net expenses	$3,381,348
Net investment income	$23,218,780
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions	$(6,102,346)
Net realized loss	$(6,102,346)
Change in unrealized appreciation (depreciation):
Investments	$2,835,525
Net change in unrealized appreciation (depreciation)	$2,835,525
Net realized and unrealized loss	$(3,266,821)
Net increase in net assets from operations	$19,951,959

See Notes to Financial Statements.

Eaton Vance
VT Floating-Rate Income Fund
June 30, 2024
Statements of Changes in Net Assets

	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
Increase (Decrease) in Net Assets
From operations:
Net investment income	$23,218,780	$47,136,657
Net realized loss	(6,102,346)	(13,361,172)
Net change in unrealized appreciation (depreciation)	2,835,525	27,168,705
Net increase in net assets from operations	$19,951,959	$60,944,190
Distributions to shareholders:
Initial Class	$(22,968,365)	$(46,655,313)
ADV Class	(252,812)	(501,762)
Institutional Class	(42)	(84)
Total distributions to shareholders	$(23,221,219)	$(47,157,159)
Transactions in shares of beneficial interest:
Initial Class	$7,657,911	$(18,182,582)
ADV Class	(1,321,881)	2,165,547
Net increase (decrease) in net assets from Fund share transactions	$6,336,030	$(16,017,035)
Net increase (decrease) in net assets	$3,066,770	$(2,230,004)
Net Assets
At beginning of period	$570,606,476	$572,836,480
At end of period	$573,673,246	$570,606,476

See Notes to Financial Statements.

Eaton Vance
VT Floating-Rate Income Fund
June 30, 2024
Financial Highlights

	Initial Class
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31,
		2023	2022	2021	2020	2019
Net asset value — Beginning of period	$8.650	$8.440	$9.090	$9.030	$9.150	$8.920
Income (Loss) From Operations
Net investment income(1)	$0.352	$0.701	$0.395	$0.264	$0.291	$0.393
Net realized and unrealized gain (loss)	(0.050)	0.211	(0.645)	0.060	(0.122)	0.230
Total income (loss) from operations	$0.302	$0.912	$(0.250)	$0.324	$0.169	$0.623
Less Distributions
From net investment income	$(0.352)	$(0.702)	$(0.400)	$(0.264)	$(0.289)	$(0.393)
Total distributions	$(0.352)	$(0.702)	$(0.400)	$(0.264)	$(0.289)	$(0.393)
Net asset value — End of period	$8.600	$8.650	$8.440	$9.090	$9.030	$9.150
Total Return(2)(3)	3.55%(4)	11.21%	(2.74)%	3.63%	2.00%	7.08%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$568,394	$563,973	$568,517	$613,623	$495,426	$641,189
Ratios (as a percentage of average daily net assets):
Expenses(3)	1.20%(5)(6)	1.17%(6)	1.17%(6)	1.17%	1.20%	1.19%
Net investment income	8.20%(5)	8.20%	4.53%	2.90%	3.33%	4.31%
Portfolio Turnover	16%(4)	26%	32%	35%	33%	29%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Excludes fees and expenses imposed by variable annuity contracts or variable life insurance policies. If included, total return would be lower.
(4)	Not annualized.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.01% of average daily net assets for the six months ended June 30, 2024 and the years ended December 31, 2023 and 2022).

See Notes to Financial Statements.

Eaton Vance
VT Floating-Rate Income Fund
June 30, 2024
Financial Highlights — continued

	ADV Class
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31,
		2023	2022	2021	2020	2019
Net asset value — Beginning of period	$8.660	$8.450	$9.090	$9.040	$9.160	$8.920
Income (Loss) From Operations
Net investment income(1)	$0.363	$0.727	$0.422	$0.287	$0.316	$0.414
Net realized and unrealized gain (loss)	(0.050)	0.207	(0.639)	0.050	(0.125)	0.242
Total income (loss) from operations	$0.313	$0.934	$(0.217)	$0.337	$0.191	$0.656
Less Distributions
From net investment income	$(0.363)	$(0.724)	$(0.423)	$(0.287)	$(0.311)	$(0.416)
Total distributions	$(0.363)	$(0.724)	$(0.423)	$(0.287)	$(0.311)	$(0.416)
Net asset value — End of period	$8.610	$8.660	$8.450	$9.090	$9.040	$9.160
Total Return(2)(3)	3.67%(4)	11.48%	(2.37)%	3.77%	2.26%	7.47%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$5,278	$6,633	$4,319	$4,255	$4,114	$6,424
Ratios (as a percentage of average daily net assets):
Expenses(3)	0.95%(5)(6)	0.92%(6)	0.92%(6)	0.92%	0.95%	0.94%
Net investment income	8.45%(5)	8.49%	4.84%	3.16%	3.60%	4.53%
Portfolio Turnover	16%(4)	26%	32%	35%	33%	29%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Excludes fees and expenses imposed by variable annuity contracts or variable life insurance policies. If included, total return would be lower.
(4)	Not annualized.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.01% of average daily net assets for the six months ended June 30, 2024 and the years ended December 31, 2023 and 2022).

See Notes to Financial Statements.

Eaton Vance
VT Floating-Rate Income Fund
June 30, 2024
Financial Highlights — continued

	Institutional Class
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31,
		2023	2022	2021	2020	2019
Net asset value — Beginning of period	$8.650	$8.440	$9.090	$9.030	$9.150	$8.920
Income (Loss) From Operations
Net investment income(1)	$0.378	$0.754	$0.441	$0.303	$0.343	$0.441
Net realized and unrealized gain (loss)	(0.048)	0.212	(0.649)	0.060	(0.119)	0.230
Total income (loss) from operations	$0.330	$0.966	$(0.208)	$0.363	$0.224	$0.671
Less Distributions
From net investment income	$(0.380)	$(0.756)	$(0.442)	$(0.303)	$(0.344)	$(0.441)
Total distributions	$(0.380)	$(0.756)	$(0.442)	$(0.303)	$(0.344)	$(0.441)
Net asset value — End of period	$8.600	$8.650	$8.440	$9.090	$9.030	$9.150
Total Return(2)(3)	3.88%(4)	11.92%	(2.26)%	4.07%	2.64%	7.65%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1	$1	$1	$1	$1	$1
Ratios (as a percentage of average daily net assets):
Expenses(3)	0.70%(5)(6)	0.67%(6)	0.62%(6)	0.64%	0.67%	0.67%
Net investment income	8.82%(5)	8.82%	5.07%	3.33%	3.92%	4.83%
Portfolio Turnover	16%(4)	26%	32%	35%	33%	29%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Excludes fees and expenses imposed by variable annuity contracts or variable life insurance policies. If included, total return would be lower.
(4)	Not annualized.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.01% of average daily net assets for the six months ended June 30, 2024 and the years ended December 31, 2023 and 2022).

See Notes to Financial Statements.

Eaton Vance
VT Floating-Rate Income Fund
June 30, 2024
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Eaton Vance VT Floating-Rate Income Fund (the Fund) is a diversified series of Eaton Vance Variable Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to provide a high level of current income. The Fund offers Initial Class, ADV Class and Institutional Class shares, which are offered at net asset value and are not subject to a sales charge. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund is generally made available for purchase only to separate accounts established by participating insurance companies and qualified pension or retirement plans.
The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Senior Floating-Rate Loans. Interests in senior floating-rate loans (Senior Loans) are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service. Senior Loans, for which a valuation is not available or deemed unreliable, are fair valued by the investment adviser utilizing one or more of the valuation techniques described below to assess the likelihood that the borrower will make a full repayment of the loan underlying such Senior Loan. If the investment adviser believes that there is a reasonable likelihood of full repayment, the investment adviser will determine fair value using a matrix pricing approach that considers the yield on the Senior Loan relative to yields on other Senior Loans issued by companies of comparable credit quality. If the investment adviser believes there is not a reasonable likelihood of full repayment, the investment adviser will determine fair value using analyses that include, but are not limited to: (i) a comparison of the value of the borrower’s outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower’s assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising relevant factors. Junior Loans (i.e., subordinated loans and second lien loans) are valued in the same manner as Senior Loans.
Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.
Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that uses various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events.
Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Trustees have designated the Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

Eaton Vance
VT Floating-Rate Income Fund
June 30, 2024
Notes to Financial Statements (Unaudited) — continued

C  Income—Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Distributions from investment companies are recorded as dividend income, capital gains or return of capital based on the nature of the distribution. Fees in connection with investments in senior floating-rate loans may include amendment fees, consent fees and prepayment fees, which are recorded to income as earned and included in Other income on the Statement of Operations.
D  Federal Taxes—The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.
As of June 30, 2024, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
E  Expenses—The majority of expenses of the Fund are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.
F  Unfunded Loan Commitments—The Fund may enter into certain loan agreements all or a portion of which may be unfunded. The Fund is obligated to fund these commitments at the borrower's discretion. These commitments, if any, are disclosed in the accompanying Portfolio of Investments. At June 30, 2024, the Fund had sufficient cash and/or securities to cover these commitments.
G  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
H  Indemnifications—Under the Fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
I  Interim Financial Statements—The interim financial statements relating to June 30, 2024 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Distributions to Shareholders and Income Tax Information
The Fund declares dividends daily to shareholders of record at the time of declaration. Distributions are generally paid monthly. Distributions of realized capital gains are made at least annually. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the reinvestment date or, if an election is made on behalf of a separate account or qualified pension or retirement plan, to receive some or all of the distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.
At December 31, 2023, the Fund, for federal income tax purposes, had deferred capital losses of $49,333,216 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at December 31, 2023, $4,102,219 are short-term and $45,230,997 are long-term.

Eaton Vance
VT Floating-Rate Income Fund
June 30, 2024
Notes to Financial Statements (Unaudited) — continued

The cost and unrealized appreciation (depreciation) of investments of the Fund at June 30, 2024, as determined on a federal income tax basis, were as follows:
Aggregate cost	$572,441,865
Gross unrealized appreciation	$4,905,907
Gross unrealized depreciation	(16,813,360)
Net unrealized depreciation	$(11,907,453)
3  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Eaton Vance Management (EVM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The investment adviser fee is computed at an annual rate as a percentage of the Fund’s average daily net assets as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $1 billion	0.575%
$1 billion but less than $2 billion	0.525%
$2 billion but less than $5 billion	0.500%
$5 billion and over	0.480%
For the six months ended June 30, 2024, the investment adviser fee amounted to $1,628,698 or 0.575% (annualized) of the Fund's average daily net assets. EVM also serves as administrator of the Fund, but receives no compensation. Eaton Vance Distributors, Inc. (EVD), the Fund’s principal underwriter and an affiliate of EVM, received distribution fees (see Note 4).
The Fund may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment adviser fee paid by the Fund is reduced by an amount equal to its pro rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the six months ended June 30, 2024, the investment adviser fee paid was reduced by $16,750 relating to the Fund’s investment in the Liquidity Fund.
Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund are officers of EVM.
4  Distribution Plan
The Fund has in effect a distribution plan for Initial Class shares (Initial Class Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Initial Class Plan, the Fund pays EVD a distribution fee of 0.25% per annum of its average daily net assets attributable to Initial Class shares for the sale and distribution of Initial Class shares. Distribution fees paid or accrued to EVD for the six months ended June 30, 2024 amounted to $700,637. Insurance companies receive such fees from EVD based on the value of shares held by such companies. The insurance companies through which investors hold shares of the Fund may also pay fees to third parties in connection with the sale of variable contracts and for services provided to variable contract owners. The Fund, EVM or EVD are not a party to these arrangements. Investors should consult the prospectus and statement of additional information for their variable contracts for a discussion of these payments. EVD may, at its expense, provide promotional incentives to dealers that sell variable insurance products.
Distribution fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).

Eaton Vance
VT Floating-Rate Income Fund
June 30, 2024
Notes to Financial Statements (Unaudited) — continued

5  Shareholder Servicing Plan
The Trust, on behalf of the Fund, has adopted a Shareholder Servicing Plan (Servicing Plan) for Initial Class and ADV Class. The Servicing Plan allows the Trust to enter into shareholder servicing agreements with insurance companies, investment dealers, broker/dealers or other financial intermediaries that provide shareholder services relating to Fund shares and their shareholders, including variable contract owners or plan participants with interests in the Fund. Under the Servicing Plan, the Fund may make payments at an annual rate of up to 0.25% of its average daily net assets attributable to each class that are subject to shareholder servicing agreements. No shareholder servicing fees are levied on shares owned by EVM, its affiliates, or their respective employees or clients and may be waived under certain other limited conditions. For the six months ended June 30, 2024, shareholder servicing fees were equivalent to 0.25% per annum of each class's average daily net assets and amounted to $701,740 and $7,490 for Initial Class and ADV Class, respectively.
6  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations and including maturities and principal repayments on Senior Loans, aggregated $103,985,501 and $86,565,320, respectively, for the six months ended June 30, 2024.
7  Shares of Beneficial Interest
The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:
	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31, 2023
	Shares	Amount	Shares	Amount
Initial Class
Sales	5,289,192	$45,603,705	11,993,138	$102,554,846
Issued to shareholders electing to receive payments of distributions in Fund shares	2,663,994	22,968,365	5,449,289	46,648,854
Redemptions	(7,062,263)	(60,914,159)	(19,570,546)	(167,386,282)
Net increase (decrease)	890,923	$ 7,657,911	(2,128,119)	$(18,182,582)
ADV Class
Sales	94,711	$ 817,217	362,137	$ 3,083,826
Issued to shareholders electing to receive payments of distributions in Fund shares	29,282	252,774	58,523	501,498
Redemptions	(276,910)	(2,391,872)	(165,480)	(1,419,777)
Net increase (decrease)	(152,917)	$(1,321,881)	255,180	$ 2,165,547
There were no transactions in Institutional Class shares for the six months ended June 30, 2024 and the year ended December 31, 2023.
At June 30, 2024, separate accounts of 4 insurance companies each owned more than 10% of the value of the outstanding shares of the Fund aggregating 70.3%.

Eaton Vance
VT Floating-Rate Income Fund
June 30, 2024
Notes to Financial Statements (Unaudited) — continued

8  Credit Facility
The Fund participates with other portfolios managed by EVM and its affiliates in a $500 million ($600 million prior to March 4, 2024) unsecured credit facility agreement (Agreement) with a group of banks, which is in effect through March 3, 2025. Borrowings are made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. At the Fund’s option, any loan under the Credit Facility that is made to it will bear interest at a rate equal to (i) the Benchmark Rate (defined below) plus a margin or, (ii) the Base Rate, or (iii) the Overnight Rate plus a margin. Base Rate is the highest of (a) administrative agent’s prime rate, (b) 50 basis points above the Federal Funds rate, (c) the Benchmark Rate plus a margin and (d) 1.00%, in each case as in effect from time to time. The “Overnight Rate” is the greatest of the Benchmark Rate, the Federal Funds rate and 0.00%. “Benchmark Rate” means Term SOFR (defined as the forward-looking Secured Overnight Financing Rate term rate published two U.S. government securities business days prior to the commencement of the applicable interest period plus the Term SOFR Adjustment) for an interest period of one-month’s duration. To the extent that, at any time, the Benchmark Rate is less than 0.00%, the Benchmark Rate shall be deemed to be 0.00% for purposes of the Credit Facility. “Term SOFR Adjustment” means 0.10%. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of each lender’s commitment amount is allocated between the Fund and the other participating portfolios at the end of each quarter. Also included in interest expense and fees on the Statement of Operations is approximately $91,000 of amortization of upfront fees paid by the Fund in connection with the annual renewal of the Agreement. The unamortized balance of upfront fees at June 30, 2024 is $68,656 and is included in prepaid upfront fees on notes payable in the Statement of Assets and Liabilities. Because the Credit Facility is not available exclusively to the Fund and the maximum amount is capped, it may be unable to borrow some or all of a requested amount at any particular time. The Fund did not have any significant borrowings during the six months ended June 30, 2024.
9  Affiliated Investments
At June 30, 2024, the value of the Fund's investment in funds that may be deemed to be affiliated was $10,400,091, which represents 1.8% of the Fund's net assets. Transactions in such investments by the Fund for the six months ended June 30, 2024 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$34,477,792	$73,782,346	$(97,860,047)	$ —	$ —	$10,400,091	$586,604	10,400,091
10  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At June 30, 2024, the hierarchy of inputs used in valuing the Fund's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3*	Total
Asset-Backed Securities	$ —	$ 17,514,178	$ —	$ 17,514,178
Common Stocks	46,220	3,917,131	0	3,963,351
Corporate Bonds	—	39,447,088	—	39,447,088
Exchange-Traded Funds	3,176,800	—	—	3,176,800
Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	—	485,305,694	727,210	486,032,904

Eaton Vance
VT Floating-Rate Income Fund
June 30, 2024
Notes to Financial Statements (Unaudited) — continued

Asset Description (continued)	Level 1	Level 2	Level 3*	Total
Short-Term Investments	$10,400,091	$ —	$ —	$ 10,400,091
Total Investments	$13,623,111	$546,184,091	$727,210	$560,534,412
*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended June 30, 2024 is not presented.
11  Risks and Uncertainties
Credit Risk
The Fund invests primarily in below investment grade floating-rate loans, which are considered speculative because of the credit risk of their issuers. Changes in economic conditions or other circumstances are more likely to reduce the capacity of issuers of these securities to make principal and interest payments. Such companies are more likely to default on their payments of interest and principal owed than issuers of investment grade bonds. An economic downturn generally leads to a higher non-payment rate, and a loan or other debt obligation may lose significant value before a default occurs. Lower rated investments also may be subject to greater price volatility than higher rated investments. Moreover, the specific collateral used to secure a loan may decline in value or become illiquid, which would adversely affect the loan’s value.

Eaton Vance
VT Floating-Rate Income Fund
June 30, 2024
Board of Trustees’ Contract Approval

Overview of the Contract Review Process
The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that the investment advisory agreement between a fund and its investment adviser will continue in effect from year-to-year only if its continuation is approved on an annual basis by a vote of the fund’s board of trustees, including a majority of the trustees who are not “interested persons” of the fund (“independent trustees”), cast in person at a meeting called for the purpose of considering such approval.
At a meeting held on June 6, 2024, the Boards of Trustees/Directors (collectively, the “Board”) that oversee the registered investment companies advised by Eaton Vance Management or its affiliate, Boston Management and Research (the “Eaton Vance Funds”), including a majority of the independent trustees (the “Independent Trustees”), voted to approve the continuation of existing investment advisory agreements and sub-advisory agreements1 for each of the Eaton Vance Funds for an additional one-year period. The Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised of all of the Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by the adviser and sub-adviser to each of the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings held between April and June 2024, as well as certain additional information provided in response to specific requests from the Independent Trustees as members of the Contract Review Committee. Members of the Contract Review Committee also considered information received at prior meetings of the Board and its committees, to the extent such information was relevant to the Contract Review Committee’s annual evaluation of the investment advisory agreements and sub-advisory agreements.
In connection with its evaluation of the investment advisory agreements and sub-advisory agreements, the Board considered various information relating to the Eaton Vance Funds. This included information applicable to all or groups of Eaton Vance Funds, which is referenced immediately below, and information applicable to the particular Eaton Vance Fund covered by this report (each “Eaton Vance Fund” is referred to below as a “fund”). (For funds that invest through one or more underlying portfolios, references to “each fund” in this section may include information that was considered at the portfolio-level.)
Information about Fees, Performance and Expenses
• A report from an independent data provider comparing advisory and other fees paid by each fund to such fees paid by comparable funds, as identified by the independent data provider (“comparable funds”);
• A report from an independent data provider comparing each fund’s total expense ratio (and its components) to those of comparable funds;
• A report from an independent data provider comparing the investment performance of each fund (including, as relevant, total return data, income data, Sharpe ratios, and information ratios) to the investment performance of comparable funds and, as applicable, benchmark indices, over various time periods;
• In certain instances, data regarding investment performance relative to customized groups of peer funds and blended indices identified by the adviser in consultation with the Portfolio Management Committee of the Board (a committee exclusively comprised of Independent Trustees);
•  Comparative information concerning the fees charged and services provided by the adviser and sub-adviser to each fund in managing other accounts (which may include other funds, collective investment trusts and institutional accounts) with the same or substantially similar investment objective as the fund and with a significant overlap in holdings based on criteria set by the Board, if any;
•  Profitability analyses with respect to the adviser and sub-adviser to each of the funds;
Information about Portfolio Management and Trading
•  Descriptions of the investment management services provided to each fund, as well as each of the funds’ investment strategies and policies;
• The procedures and processes used by the adviser to determine the value of fund assets, including, when necessary, the determination of “fair value” by the adviser in its role as each funds’ valuation designee and actions taken to monitor and test the effectiveness of such procedures and processes;
•  Information about the policies and practices of each fund’s adviser and sub-adviser with respect to trading, including their processes for seeking best execution of portfolio transactions;
•  Information about the allocation of brokerage transactions and the benefits, if any, received by the adviser and sub-adviser to each fund as a result of brokerage allocation, including, as applicable, information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;
•  Data relating to the portfolio turnover rate of each fund and related information regarding active management in the context of particular strategies;
Information about each Adviser and Sub-adviser
•  Reports detailing the financial results and condition of the adviser and sub-adviser to each fund;
1    Not all Eaton Vance Funds have entered into a sub-advisory agreement with a sub-adviser. Accordingly, references to “sub-adviser” or “sub-advisory agreement” in this “Overview” section may not be applicable to the particular Eaton Vance Fund covered by this report. Eaton Vance Management and Boston Management and Research are referred to collectively as the “adviser.”

Eaton Vance
VT Floating-Rate Income Fund
June 30, 2024
Board of Trustees’ Contract Approval — continued

•  Information regarding the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and, for portfolio managers and certain other investment professionals, information relating to their responsibilities with respect to managing other funds and investment accounts, as applicable;
•  Information regarding the adviser’s and its parent company’s (Morgan Stanley’s) efforts to retain and attract talented investment professionals, including in the context of a competitive marketplace for talent;
•  Information regarding the adviser’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage;
• The personal trading codes of ethics of the adviser and its affiliates and the sub-adviser of each fund, together with information relating to compliance with, and the administration of, such codes;
•  Policies and procedures relating to proxy voting, including regular reporting with respect to fund proxy voting activities;
•  Information regarding the handling of corporate actions and class actions, as well as information regarding litigation and other regulatory matters;
•  Information concerning the resources devoted to compliance efforts undertaken by the adviser and its affiliates and the sub-adviser of each fund, including descriptions of their various compliance programs and their record of compliance and remediation;
•  Information concerning the business continuity and disaster recovery plans of the adviser and its affiliates and the sub-adviser of each fund;
• A description of the adviser’s oversight of sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;
Other Relevant Information
•  Information regarding ongoing initiatives to further integrate and harmonize, where applicable, the investment management and other departments of the adviser and its affiliates with the overall investment management infrastructure of Morgan Stanley, in light of Morgan Stanley’s acquisition of Eaton Vance Corp. on March 1, 2021;
•  Information concerning the nature, cost, and character of the administrative and other non-investment advisory services provided by the adviser and its affiliates;
•  Information concerning oversight of the relationship with the custodian, subcustodians, fund accountants, and other third-party service providers by the adviser and/or administrator to each of the funds;
•  Information concerning efforts to implement policies and procedures with respect to various regulations applicable to the funds, including Rule 12d1-4 (the Fund-of-Funds Rule), Rule 18f-4 (the Derivatives Rule), and Rule 2a-5 (the Fair Valuation Rule);
• For an Eaton Vance Fund structured as an exchange-listed closed-end fund, information concerning the benefits of the closed-end fund structure, as well as, where relevant, the closed-end fund’s market prices (including as compared to the closed-end fund’s net asset value (NAV)), trading volume data, continued use of auction preferred shares (where applicable), distribution rates, and other relevant matters;
• The risks that the adviser and/or its affiliates incur in connection with the management and operation of the funds, including, among others, litigation, regulatory, entrepreneurial, and other business risks (and the associated costs of such risks); and
• The terms of each investment advisory agreement and sub-advisory agreement.
During the various meetings of the Board and its committees over the course of the year leading up to the June 6, 2024 meeting, the Board and its committees received information from portfolio managers and other investment professionals of the adviser and sub-advisers of the funds regarding investment and performance matters, and considered various investment and trading strategies used in pursuing the funds’ investment objectives. The Board and its committees also received information regarding risk management techniques employed in connection with the management of the funds. The Board and its committees evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance, and other issues with respect to the funds, and received and participated in reports and presentations provided by the adviser and sub-advisers, with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Trustees held regular video or telephone conferences to discuss, among other topics, matters relating to the continuation of investment advisory agreements and sub-advisory agreements.
The Contract Review Committee was advised throughout the contract review process by Kirkland & Ellis LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee, with the advice of such counsel, exercised their own business judgment in determining the material factors to be considered in evaluating each investment advisory agreement and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory agreement and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory agreement and sub-advisory agreement. In evaluating each investment advisory agreement and sub-advisory agreement, including the fee structures and other terms contained in such agreements, the members of the Contract Review Committee were also informed by multiple years of analysis and discussion with the adviser and sub-adviser to each of the Eaton Vance Funds.

Eaton Vance
VT Floating-Rate Income Fund
June 30, 2024
Board of Trustees’ Contract Approval — continued

Results of the Contract Review Process
Based on its consideration of the foregoing, and such other information it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement between Eaton Vance VT Floating-Rate Income Fund (the “Fund”) and Eaton Vance Management (the “Adviser”), including its fee structure, is in the interests of shareholders and, therefore, recommended to the Board approval of the agreement. Based on the recommendation of the Contract Review Committee, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Fund.
Nature, Extent and Quality of Services
In considering whether to approve the investment advisory agreement for the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser.
The Board considered the Adviser’s management capabilities and investment processes in light of the types of investments held by the Fund, including the education and experience of the investment professionals who provide services to the Fund. In particular, the Board considered the abilities and experience of the Adviser’s investment professionals in analyzing the special considerations relevant to investing in senior floating rate loans. In this regard, the Board considered the experience of the Adviser’s large group of bank loan investment professionals and other personnel who manage other accounts, including other Eaton Vance Funds, that invest in senior floating rate loans. The Board also took into account the resources dedicated to portfolio management and other services, the compensation methods of the Adviser and other factors, including the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Fund, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Fund, including the provision of administrative services. The Board also considered the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Fund.
The Board considered the compliance programs of the Adviser and relevant affiliates thereof. The Board considered compliance and reporting matters regarding, among other things, personal trading by investment professionals, disclosure of portfolio holdings, compliance with policies and procedures, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered relevant examinations of the Adviser and its affiliates by regulatory authorities, such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.
The Board considered other administrative services provided or overseen by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.
After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.
Fund Performance
The Board compared the Fund’s investment performance to that of comparable funds identified by an independent data provider (the peer group), as well as an appropriate benchmark index and a custom peer group of similarly managed funds. The Board’s review included comparative performance data with respect to the Fund for the one-, three-, five- and ten-year periods ended December 31, 2023. In this regard, the Board noted that the performance of the Fund was consistent with the median performance of the Fund’s custom peer group and lower than the median performance of the Fund’s peer group for the three-year period. The Board also noted that the performance of the Fund was lower than its benchmark index for the three-year period. The Board concluded that the performance of the Fund was satisfactory.
Management Fees and Expenses
The Board considered contractual fee rates payable by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one-year period ended December 31, 2023, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered factors that had an impact on the Fund’s total expense ratio relative to comparable funds. The Board also received and considered information about the services offered and the fee rates charged by the Adviser to other types of accounts with the same or substantially similar investment objective as the Fund and with a significant overlap in holdings based on criteria set by the Board. For any such type of account, the Board received information about the differences in the nature and scope of services the Adviser provides to the Fund as compared to other type of account and the material differences in compliance, reporting and other legal burdens and risks to the Adviser as between the Fund and other type of account.
After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Eaton Vance
VT Floating-Rate Income Fund
June 30, 2024
Board of Trustees’ Contract Approval — continued

Profitability and “Fall-Out” Benefits
The Board considered the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution or other services.
The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are not excessive.
The Board also considered direct or indirect fall-out benefits received by the Adviser and its affiliates in connection with their respective relationships with the Fund, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Fund and other investment advisory clients.
Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. To assist in the evaluation of the sharing of any economies of scale, the Board received data showing for recent years, asset levels, Adviser profitability and total expense ratios. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale, if any, when they are realized by the Adviser. The Board also concluded that the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund to continue to benefit from any economies of scale in the future.

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VTFLR-NCSR    6.30.24

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

The information is included in Item 7 of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominee to the Fund’s Board of Trustees since the Fund last provided disclosure in response to this item.

Item 16. Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There have been no changes in the registrant’s internal controls over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation

Not applicable.

Item 19. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Principal Financial Officer’s Section 302 certification.

(a)(2)(ii)	Principal Executive Officer’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Variable Trust

By:	/s/ Kenneth A. Topping
Kenneth A. Topping
Principal Executive Officer

Date:	August 23, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Principal Financial Officer

Date:	August 23, 2024

By:	/s/ Kenneth A. Topping
Kenneth A. Topping
Principal Executive Officer

Date:	August 23, 2024